UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders.

Money Market Funds

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

Semiannual Report

December 31, 2014

UBS RMA

February 17, 2015

Dear shareholder,

We present you with the semiannual report for UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (the “Funds”) for the six months ended December 31, 2014.

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) continued to hold the federal funds rate at a historically low range between 0% and 0.25%.The federal funds rate or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Funds’ yields remained low during the reporting period.

As of December 31, 2014, after fee waivers/expense reimbursements, the Funds’ seven-day current yields were:

•	UBS RMA Money Market Portfolio: 0.01%, unchanged from June 30, 2014;

•	UBS RMA U.S. Government Portfolio: 0.01%, unchanged from June 30, 2014;
•	UBS RMA Tax-Free Fund: 0.01%, unchanged from June 30, 2014;

UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio

Investment goal

(both Portfolios):

Maximum current income consistent with preservation of capital and liquidity

Portfolio Manager

(both Portfolios):

Robert Sabatino

UBS Global Asset Management (Americas) Inc.

Commencement

(both Portfolios):

October 4, 1982

UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund

Investment goal (all three Funds):

Maximum current income exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

UBS RMA

•	UBS RMA California Municipal Money Fund: 0.01%, unchanged from June 30, 2014; and

•	UBS RMA New York Municipal Money Fund: 0.01%, unchanged from June 30, 2014.

(For more on each Fund’s performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 11.)

Portfolio Managers

(all three Funds)

Elbridge T. Gerry III

Erin O. Houston

UBS Global Asset Management (Americas) Inc.

Commencement:

Tax Free—October 4, 1982

California Municipal—November 7, 1988

New York Municipal—November 10, 1988

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

Growth accelerated to 5.0% during the third quarter of 2014, the highest rate since the third quarter of 2003. The Commerce Department’s initial estimate for fourth quarter gross domestic product (“GDP”) growth was 2.6%.[1] Looking back, the Commerce Department reported that first quarter 2014 GDP contracted at a 2.1% seasonally-adjusted annualized rate. This was the first negative reading since the first quarter of 2011, and the downturn was partially attributed to severe winter weather in parts of the country. However, this proved to be a temporary setback for the economy, as GDP growth was 4.6% during the second quarter.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	As stated above, the Fed largely maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate between 0% and 0.25%.

[1]	Based on the Commerce Department’s initial estimate announced on January 30, 2015, after the reporting period had ended.

UBS RMA

Additionally, it continued to pare back its monthly asset purchases. At its meetings in July and September 2014, the Fed said it would further taper its purchases of agency mortgage-backed securities, in each case paring its total purchases by $10 billion per month. It had been reducing its purchase since January 2014. Then, at the Fed’s meeting in October, it said it had concluded its asset purchase program. Finally, at its meeting that concluded on December 17, 2014, the Fed said “Based on its current assessment, the Committee judges that it can be patient in beginning to normalize the stance of monetary policy.”

Q.	How was UBS RMA Money Market Portfolio managed during the period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM) throughout the six-month review period. When the reporting period began, the Fund had a WAM of 39 days. The Fund’s WAM ended the period at 46 days.

At the issuer level, we continued to maintain a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

In terms of securities, we increased the Fund’s exposure to repurchase agreements and US government and agency obligations, and modestly added to its allocation to certificates of deposit. Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand. Conversely, we eliminated the Fund’s time deposit exposure and pared its allocations to commercial paper.

Q.	How was UBS RMA U.S. Government Portfolio managed during the period?
A.	During the period, the Fund’s WAM moved from 51 to 36 days, while we maintained the goal of keeping the Fund highly liquid. The

UBS RMA

Fund’s exposure to repurchase agreements (backed by US government and agency obligations) increased significantly over the six-months ended December 31, 2014. In contrast, the Fund’s allocation to direct US government and agency obligations sharply declined over the period.

Q.	How were UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund managed during the period?
A.	Fundamentals in the municipal market generally improved during the reporting period. This was driven, in part, by accelerating economic growth in the US and rising tax revenues that helped certain municipalities to shore up their balance sheets. That said, given continued low interest rates, uncertainties about future Fed monetary policy and money fund reform, we continued to emphasize liquidity and credit quality in the Funds’ portfolios. Investment decisions remained focused on the underlying credit quality of individual securities first and, secondarily, on yield.

The weighted average maturity (WAM) for UBS RMA Tax-Free Fund declined slightly from 27 to 26 days during the reporting period, whereas the WAM for UBS RMA California Municipal Money Fund moved from 36 to 23 days. In contrast, UBS RMA New York Municipal Money Fund’s WAM rose from 13 to 22 days. Given the improved economic backdrop in the US, new issuance of tax-free money market securities declined during the reporting period—a trend we see likely continuing in the future. Therefore, it was challenging at times to identify high quality securities that allowed us to diversify the Funds’ portfolios and maintain ample liquidity. In addition, California’s new issuance typically occurs in May and June. As such, some of our previously purchased securities for UBS RMA California Municipal Money approached maturity during the reporting period and caused its WAM to decline. In contrast, the state of New York issues securities throughout the year, and we found a number of opportunities to lengthen UBS RMA New York Municipal Money Fund’s WAM during the reporting period.

UBS RMA

In order to maintain liquidity, the Funds maintained sizable allocations to variable rate demand notes (VRDNs) with yields that reset on a daily or weekly basis. Elsewhere, we looked to maintain the Funds’ allocations to tax-exempt commercial paper in order to generate additional yield in the low interest rate environment. In particular, we emphasized select investments in commercial paper with 60- to 90-day maturities, given their yield advantage as compared to VRDNs.

Finally, we continued to emphasize essential service revenue bonds for the Funds. These included securities issued by high-quality water and sewer entities. We also continued to have significant allocations to both state and local general obligation securities that met our credit criteria.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	Even through the Fed concluded its third round of quantitative easing in 2014, we do not expect the federal funds rate to be raised from its historically low level until perhaps mid-2015. However, given sharply falling oil prices and moderating inflation, the Fed likely has the flexibility to delay its first rate hike, even if unemployment in the US continues to move lower. Turning to the US economy, we believe it will continue to expand in 2015, albeit at a relatively modest pace. We anticipate continuing to manage the Funds focusing on risk and liquidity.

In the last report to shareholders, we discussed the US Securities and Exchange Commission’s (“SEC”) adoption of new regulations for money market funds (while also proposing more changes to be adopted in the future). We noted that there is a transition period ranging until October 2016 (for the most significant changes). Our analysis of the impact of these changes continues, but we do see these regulatory changes as significantly impacting all money market funds going forward, but with government money market funds (such as UBS RMA U.S. Government Portfolio) impacted to a lesser extent. We will communicate further to shareholders as the Funds transition into compliance with the new laws.

UBS RMA

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of Funds, please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.*

Mark E. Carver

President

UBS RMA Money Fund Inc. (UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust (UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund)

Managing Director

UBS Global Asset Management (Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

Managing Director

UBS Global Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647-1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS RMA

Erin Houston Portfolio Manager UBS RMA Tax-Free Fund Inc. UBS RMA California Municipal Money Fund UBS RMA New York Municipal Money Fund Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2014. The views and opinions in the letter were current as of February 17, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS RMA

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2014 to December 31, 2014.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund.

UBS RMA

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value July 1, 2014	Ending account value[1] December 31, 2014	Expenses paid during period[2] 07/01/14 to 12/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.76	0.15%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.45	0.77	0.15

UBS RMA U.S. Government Portfolio

	Beginning account value July 1, 2014	Ending account value[1] December 31, 2014	Expenses paid during period[2] 07/01/14 to 12/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.35	0.07%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.85	0.36	0.07

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA

Understanding your Fund’s expenses (unaudited) (concluded)

UBS RMA Tax-Free Fund

	Beginning account value July 1, 2014	Ending account value[1] December 31, 2014	Expenses paid during period[2] 07/01/14 to 12/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

UBS RMA California Municipal Money Fund

	Beginning account value July 1, 2014	Ending account value[1] December 31, 2014	Expenses paid during period[2] 07/01/14 to 12/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

UBS RMA New York Municipal Money Fund

	Beginning account value July 1, 2014	Ending account value[1] December 31, 2014	Expenses paid during period[2] 07/01/14 to 12/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,025.00	0.20	0.04

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	12/31/14	06/30/14	12/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.40)	(0.36)	(0.41)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.40)	(0.36)	(0.41)
Weighted average maturity[2]	46 days	39 days	43 days
Net assets (bn)	$5.1	$5.2	$6.7
Portfolio composition[3]	12/31/14	06/30/14	12/31/13
Commercial paper	40.9%	42.6%	43.6%
Repurchase agreements	21.8	17.5	19.0
Certificates of deposit	17.3	16.6	15.3
US government and agency obligations	16.1	14.6	15.5
Time deposits	—	4.8	3.0
Short-term corporate obligations	3.0	3.0	2.9
Non-US government agency	0.9	0.9	0.7
Other assets less liabilities	(0.0)[4]	0.0 [4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA U.S. Government Portfolio

Yields and characteristics	12/31/14	06/30/14	12/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.47)	(0.47)	(0.49)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.47)	(0.47)	(0.49)
Weighted average maturity[2]	36 days	51 days	42 days
Net assets (bn)	$1.9	$1.7	$2.1
Portfolio composition[3]	12/31/14	06/30/14	12/31/13
US government and agency obligations	49.1%	75.5%	61.8%
Repurchase agreements	50.9	24.5	38.2
Other assets less liabilities	0.0 [4]	0.0 [4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund

Yields and characteristics	12/31/14	06/30/14	12/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.54)	(0.52)	(0.52)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.54)	(0.52)	(0.52)
Weighted average maturity[2]	26 days	27 days	24 days
Net assets (bn)	$3.0	$3.0	$3.3
Portfolio composition[3]	12/31/14	06/30/14	12/31/13
Municipal bonds and notes	87.9%	88.3%	88.0%
Tax-exempt commercial paper	11.1	13.2	12.0
Other assets less liabilities	1.0	(1.5)	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA California Municipal Money Fund

Yields and characteristics	12/31/14	06/30/14	12/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.59)	(0.60)	(0.57)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.59)	(0.60)	(0.57)
Weighted average maturity[2]	23 days	36 days	24 days
Net assets (mm)	$836.8	$733.7	$851.7
Portfolio composition[3]	12/31/14	06/30/14	12/31/13
Municipal bonds and notes	89.3%	96.5%	90.3%
Tax-exempt commercial paper	10.1	11.0	9.6
Other assets less liabilities	0.6	(7.5)	0.1
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	12/31/14	06/30/14	12/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.60)	(0.59)	(0.57)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.60)	(0.59)	(0.57)
Weighted average maturity[2]	22 days	13 days	32 days
Net assets (mm)	$738.7	$652.4	$694.2
Portfolio composition[3]	12/31/14	06/30/14	12/31/13
Municipal bonds and notes	92.7%	93.3%	92.7%
Tax-exempt commercial paper	7.2	6.7	7.2
Other assets less liabilities	0.1	0.0 [4]	0.1
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
US government and agency obligations—16.08%
Federal Home Loan Bank
0.045%, due 01/02/15[1]	$30,000,000	$29,999,963
0.040%, due 01/07/15[1]	40,000,000	39,999,733
0.080%, due 01/16/15[1]	75,000,000	74,997,500
0.070%, due 01/23/15[1]	177,000,000	176,992,428
0.090%, due 02/11/15[1]	56,782,000	56,776,180
0.095%, due 02/20/15[1]	25,003,000	24,999,701
0.110%, due 03/11/15[1]	65,000,000	64,986,296
0.085%, due 04/17/15[1]	66,700,000	66,683,306
0.125%, due 06/02/15	50,000,000	49,991,694
Federal Home Loan Mortgage Corp.*
0.040%, due 01/28/15[1]	35,000,000	34,998,950
0.170%, due 07/23/15[1]	50,000,000	49,952,069
0.170%, due 11/04/15[1]	27,000,000	26,960,858
US Treasury Notes
0.250%, due 02/15/15	50,000,000	50,013,107
0.250%, due 12/15/15	75,000,000	75,035,968
Total US government and agency obligations (cost—$822,387,753)		822,387,753
Certificates of deposit—17.32%
Banking-non-US—11.26%
Bank of Nova Scotia 0.294%, due 01/20/15[2]	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 0.180%, due 02/04/15	45,000,000	45,000,000
HSBC Bank USA 0.255%, due 06/10/15	65,000,000	65,000,000
Mizuho Bank Ltd. 0.200%, due 03/02/15	50,000,000	50,000,000
National Australia Bank Ltd. 0.231%, due 01/06/15[2]	40,000,000	40,000,000
National Bank of Canada 0.249%, due 01/11/15[2]	50,000,000	50,000,000
Nordea Bank Finland PLC 0.230%, due 05/20/15	45,000,000	45,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Norinchukin Bank Ltd. 0.170%, due 01/30/15	$75,000,000	$75,000,000
Oversea-Chinese Banking Corp. Ltd.
0.170%, due 02/02/15	30,000,000	30,000,000
0.220%, due 04/08/15	20,000,000	20,000,000
Rabobank Nederland NV 0.279%, due 01/12/15[2]	36,000,000	36,000,000
Royal Bank of Canada 0.197%, due 01/06/15[2]	40,000,000	40,000,000
Toronto-Dominion Bank 0.230%, due 02/24/15	30,000,000	30,000,000
		576,000,000
Banking-US—6.06%
Branch Banking & Trust Co. 0.150%, due 01/06/15	60,000,000	60,000,000
Citibank N.A.
0.180%, due 01/05/15	70,000,000	70,000,000
0.250%, due 05/07/15	50,000,000	50,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	40,000,000	40,000,000
0.320%, due 10/28/15	40,000,000	40,000,000
Wells Fargo Bank N.A. 0.230%, due 04/08/15	50,000,000	50,000,000
		310,000,000
Total certificates of deposit (cost—$886,000,000)		886,000,000
Commercial paper[1]—40.91%
Asset backed-miscellaneous—22.65%
Albion Capital LLC
0.180%, due 01/16/15	52,246,000	52,242,082
0.210%, due 02/17/15	19,930,000	19,924,536
Antalis US Funding Corp. 0.160%, due 01/13/15	30,000,000	29,998,400
Atlantic Asset Securitization LLC
0.150%, due 01/06/15	50,000,000	49,998,958
0.160%, due 01/15/15	50,000,000	49,996,889

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(continued)
Barton Capital LLC 0.150%, due 01/06/15	$45,000,000	$44,999,062
CAFCO LLC 0.200%, due 03/18/15	40,000,000	39,983,111
Cancara Asset Securitisation LLC
0.140%, due 01/05/15	30,000,000	29,999,533
0.150%, due 01/06/15	48,000,000	47,999,000
Chariot Funding LLC
0.270%, due 03/03/15	25,000,000	24,988,563
0.230%, due 05/11/15	27,000,000	26,977,575
Ciesco LLC 0.180%, due 02/18/15	70,000,000	69,983,200
Gotham Funding Corp.
0.170%, due 01/05/15	35,000,000	34,999,339
0.170%, due 01/15/15	25,000,000	24,998,347
0.170%, due 03/10/15	45,000,000	44,985,550
LMA Americas LLC
0.160%, due 01/08/15	35,000,000	34,998,911
0.170%, due 01/20/15	50,000,000	49,995,514
Manhattan Asset Funding Co. LLC
0.210%, due 01/22/15	33,900,000	33,895,847
0.220%, due 03/10/15	35,000,000	34,985,456
Nieuw Amsterdam Receivables Corp. 0.160%, due 01/13/15	29,533,000	29,531,425
Old Line Funding LLC
0.190%, due 02/23/15	40,000,000	39,988,811
0.190%, due 03/19/15	35,000,000	34,985,776
0.270%, due 06/09/15	35,000,000	34,958,263
Sheffield Receivables Corp. 0.190%, due 02/19/15	35,000,000	34,990,949
Thunder Bay Funding LLC
0.190%, due 02/17/15	50,000,000	49,987,597
0.230%, due 05/28/15	45,000,000	44,957,738
Versailles Commercial Paper LLC 0.216%, due 01/20/15[2]	50,000,000	50,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp. 0.160%, due 01/15/15	$40,000,000	$39,997,511
Working Capital Management Co. 0.195%, due 01/07/15	53,000,000	52,998,277
		1,158,346,220
Banking-non-US—7.12%
ANZ National International Ltd. 0.190%, due 03/05/15	39,300,000	39,286,933
ASB Finance Ltd. 0.254%, due 01/23/15[2]	35,000,000	35,000,000
Barclays Bank PLC 0.230%, due 02/25/15	65,000,000	64,977,160
KfW 0.120%, due 01/14/15	90,000,000	89,996,100
Nordea Bank AB 0.220%, due 04/14/15	45,000,000	44,971,675
Sumitomo Mitsui Banking Corp.
0.200%, due 01/07/15	35,000,000	34,998,833
0.205%, due 01/14/15	55,000,000	54,995,928
		364,226,629
Banking-US—6.06%
ABN Amro Funding USA LLC 0.160%, due 01/13/15	65,000,000	64,996,533
Bedford Row Funding Corp. 0.150%, due 02/02/15	25,000,000	24,996,667
BNP Paribas Finance, Inc. 0.210%, due 02/02/15	115,000,000	114,978,533
State Street Corp.
0.170%, due 03/12/15	55,000,000	54,981,820
0.200%, due 03/24/15	50,000,000	49,977,222
		309,930,775
Finance-captive automotive—0.98%
Toyota Motor Credit Corp. 0.210%, due 04/27/15	50,000,000	49,966,167

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Finance-non-captive diversified—2.73%
General Electric Capital Corp.
0.210%, due 01/05/15	$45,000,000	$44,998,950
0.200%, due 02/02/15	50,000,000	49,991,111
0.210%, due 03/04/15	45,000,000	44,983,725
		139,973,786
Insurance-life—1.37%
MetLife Short Term Funding LLC 0.130%, due 01/28/15	70,000,000	69,993,175
Total commercial paper (cost—$2,092,436,752)		2,092,436,752
Short-term corporate obligations—3.03%
Banking-non-US—1.56%
Barclays Bank PLC 0.360%, due 02/05/15[3]	50,000,000	50,000,000
Royal Bank of Canada 0.322%, due 01/07/15[2,4]	30,000,000	30,000,000
		80,000,000
Banking-US—0.98%
Wells Fargo Bank N.A. 0.387%, due 03/23/15[2]	50,000,000	50,000,000
Supranational—0.49%
International Bank for Reconstruction & Development 0.180%, due 01/02/15[2]	25,000,000	25,000,000
Total short-term corporate obligations (cost—$155,000,000)		155,000,000
Non-US government agency—0.88%
Export Development Canada 0.190%, due 01/02/15[2,4] (cost—$45,000,000)	45,000,000	45,000,000
Repurchase agreements—21.79%
Repurchase agreement dated 12/31/14 with Barclays Capital, Inc., 0.050% due 01/02/15, collateralized by $25,572,000 US Treasury Note, 1.625% due 12/31/19; (value—$25,500,092); proceeds: $25,000,069	25,000,000	25,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 12/31/14 with BNP Paribas Securities Corp., 0.050% due 01/02/15, collateralized by $5,600,000 Federal Home Loan Bank obligations, 0.600% to 4.000% due 08/26/16 to 09/13/32, $11,056,000 Federal Home Loan Mortgage Corp. obligations, 0.500% to 5.500% due 05/27/16 to 05/01/20, $3,886,000 Federal National Mortgage Association obligations, 1.875% to 3.050% due 04/30/19 to 09/28/20 and $9,680,900 US Treasury Notes, 1.750% to 3.125% due 05/15/19 to 09/30/19; (value—$30,603,514); proceeds: $30,000,083	$30,000,000	$30,000,000
Repurchase agreement dated 12/31/14 with Federal Reserve Bank of New York, 0.050% due 01/02/15, collateralized by $147,211,500 US Treasury Bond, 3.125% due 02/15/42; (value—$160,000,462); proceeds: $160,000,444	160,000,000	160,000,000
Repurchase agreement dated 12/15/14 with Federal Reserve Bank of New York, 0.070% due 01/05/15, collateralized by $93,744,182 US Treasury Notes, 1.375% to 4.000% due 08/15/18 to 08/15/22; (value—$100,362,598); proceeds: $100,004,083[5]	100,000,000	100,000,000
Repurchase agreement dated 12/22/14 with Federal Reserve Bank of New York, 0.100% due 01/05/15, collateralized by $150,007,700 US Treasury Bond, 4.500% due 05/15/38 and $2,508,800 US Treasury Note, 1.625% due 08/15/22; (value—$203,005,530); proceeds: $200,007,778[5]	200,000,000	200,000,000
Repurchase agreement dated 12/29/14 with Federal Reserve Bank of New York, 0.100% due 01/05/15, collateralized by $135,273,800 US Treasury Note, 3.625% due 02/15/21; (value—$150,597,853); proceeds: $150,002,917	150,000,000	150,000,000

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/14 with Goldman Sachs & Co., 0.070% due 01/02/15, collateralized by $18,300,353 Federal Home Loan Mortgage Corp. obligations, 3.750% due 03/27/19 and $4,209,000 Federal National Mortgage Association obligations, 1.125% due 04/27/17; (value—$24,276,273); proceeds: $23,800,093	$23,800,000	$23,800,000
Repurchase agreement dated 12/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 01/02/15, collateralized by $116,806,200 US Treasury Notes, 0.250% to 1.250% due 09/30/15 to 12/31/15 and $150,952,332 US Treasury Bond Strip, zero coupon due 11/15/29; (value—$219,300,101); proceeds: $215,000,597	215,000,000	215,000,000
Repurchase agreement dated 12/31/14 with State Street Bank and Trust Co., 0.000% due 01/02/15, collateralized by $506,135 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$480,924); proceeds: $471,000	471,000	471,000
Repurchase agreement dated 12/31/14 with Toronto-Dominion Bank, 0.090% due 01/02/15, collateralized by $70,543,123 Federal Home Loan Mortgage Corp. obligations, 2.500% to 4.500% due 12/01/25 to 05/01/44 and $257,084,304 Federal National Mortgage Association obligations, 2.500% to 6.500% due 01/01/25 to 12/01/44; (value—$214,200,001); proceeds: $210,001,050	210,000,000	210,000,000
Total repurchase agreements (cost—$1,114,271,000)		1,114,271,000
Total investments (cost—$5,115,095,505 which approximates cost for federal income tax purposes)—100.01%		5,115,095,505
Liabilities in excess of other assets—(0.01)%		(340,450)
Net assets (applicable to 5,114,742,877 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$5,114,755,055

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 67.

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$822,387,753	$—	$822,387,753
Certificates of deposit	—	886,000,000	—	886,000,000
Commercial paper	—	2,092,436,752	—	2,092,436,752
Short-term corporate obligations	—	155,000,000	—	155,000,000
Non-US government agency	—	45,000,000	—	45,000,000
Repurchase agreements	—	1,114,271,000	—	1,114,271,000
Total	$—	$5,115,095,505	$—	$5,115,095,505

At December 31, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	78.2%
Japan	6.1
Canada	4.8
United Kingdom	3.5
Germany	1.7
Australia	1.5
Singapore	1.0
Finland	0.9
Sweden	0.9
Netherlands	0.7
New Zealand	0.7
Total	100.0%

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Illiquid security as of December 31, 2014.

[4]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.47% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
US government and agency obligations—49.09%
Federal Farm Credit Bank 0.130%, due 04/06/15[1]	$15,000,000	$14,994,854
0.110%, due 04/13/15[1]	40,000,000	39,987,533
Federal Home Loan Bank
0.045%, due 01/02/15[1]	84,000,000	83,999,895
0.103%, due 01/03/15[2]	25,000,000	24,999,960
0.120%, due 01/07/15	50,000,000	49,999,816
0.060%, due 01/09/15[1]	14,250,000	14,249,810
0.060%, due 01/14/15[1]	25,000,000	24,999,458
0.070%, due 01/14/15[1]	17,045,000	17,044,569
0.054%, due 01/16/15[1]	23,000,000	22,999,482
0.250%, due 01/16/15	27,500,000	27,501,380
0.060%, due 01/21/15[1]	100,000,000	99,996,667
0.070%, due 01/21/15[1]	31,000,000	30,998,794
0.070%, due 01/23/15[1]	35,000,000	34,998,503
0.070%, due 02/04/15[1]	10,000,000	9,999,339
0.075%, due 02/18/15[1]	23,700,000	23,697,630
0.095%, due 02/20/15[1]	10,000,000	9,998,681
0.180%, due 03/20/15[1]	35,000,000	34,986,350
0.120%, due 05/18/15[1]	40,000,000	39,981,733
0.140%, due 06/19/15[1]	50,000,000	49,967,139
0.170%, due 09/04/15[1]	50,000,000	49,941,917
Federal Home Loan Mortgage Corp.*
0.070%, due 04/23/15[1]	50,000,000	49,989,111
0.170%, due 07/23/15[1]	43,000,000	42,958,780
Federal National Mortgage Association*
0.115%, due 05/18/15[1]	50,000,000	49,978,118
US Treasury Bill 0.046%, due 01/08/15[1]	55,000,000	54,999,513
US Treasury Notes 0.250%, due 01/15/15	15,000,000	15,000,417
4.000%, due 02/15/15	25,000,000	25,120,640
Total US government and agency obligations (cost—$943,390,089)		943,390,089

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Repurchase agreements—50.89%
Repurchase agreement dated 12/31/14 with Barclays Capital, Inc., 0.050% due 01/02/15, collateralized by $308,545,300 US Treasury Note, 2.125% due 12/31/21; (value—$311,100,055); proceeds: $305,000,847	$305,000,000	$305,000,000
Repurchase agreement dated 12/31/14 with BNP Paribas Securities Corp., 0.050% due 01/02/15, collateralized by $110,378,800 US Treasury Notes, 2.125% due 08/31/20 to 09/30/21; (value—$112,200,062); proceeds: $110,000,306	110,000,000	110,000,000
Repurchase agreement dated 12/31/14 with Goldman Sachs & Co., 0.070% due 01/02/15, collateralized by $6,888,500 US Treasury Bonds Principal Strips, zero coupon due 02/15/16 to 11/15/44, $9,740,895 US Treasury Bonds Strips, zero coupon due 05/15/15 to 11/15/44 and $867,000 US Treasury Notes Principal Strips, zero coupon due 05/15/15 to 02/15/17; (value—$12,546,071); proceeds: $12,300,048	12,300,000	12,300,000
Repurchase agreement dated 12/30/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.040% due 01/06/15, collateralized by $39,290,200 US Treasury Bond, 5.500% due 08/15/28 and $145,988,400 US Treasury Note, 2.250% due 03/31/21; (value—$204,000,086); proceeds: $200,001,556	200,000,000	200,000,000
Repurchase agreement dated 12/31/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 01/02/15, collateralized by $72,733,595 US Treasury Bond Strip, zero coupon due 08/15/24 and $194,840,500 US Treasury Notes, 0.750% to 1.500% due 09/30/15 to 12/31/17; (value—$255,000,065); proceeds: $250,000,694	250,000,000	250,000,000
Repurchase agreement dated 12/31/14 with State Street Bank and Trust Co., 0.000% due 01/02/15, collateralized by $557,716 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$529,935); proceeds: $519,000	519,000	519,000

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/14 with Toronto-Dominion Bank, 0.060% due 01/02/15, collateralized by $24,814,700 US Treasury Bonds, 2.750% to 6.500% due 11/15/26 to 08/15/43 and $69,461,300 US Treasury Notes, 0.625% to 4.000% due 02/15/15 to 11/30/20; (value—$102,000,001); proceeds: $100,000,333	$100,000,000	$100,000,000
Total repurchase agreements (cost—$977,819,000)		977,819,000
Total investments (cost—$1,921,209,089 which approximates cost for federal income tax purposes)—99.98%		1,921,209,089
Other assets in excess of liabilities—0.02%		347,747
Net assets (applicable to 1,921,548,224 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$1,921,556,836

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 67.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$943,390,089	$—	$943,390,089
Repurchase agreements	—	977,819,000	—	977,819,000
Total	$—	$1,921,209,089	$—	$1,921,209,089

At December 31, 2014, there were no transfers between Level 1 and Level 2.

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2014 (unaudited)

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

See accompanying notes to financial statements

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—87.95%
Alabama—0.01%
University of Alabama Revenue (University Hospital), Series C, 0.040%, VRD	$400,000	$400,000
Alaska—1.20%
Alaska Bond Anticipation Notes, 1.000%, due 03/23/15	30,000,000	30,057,838
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project), Series A, 0.020%, VRD	5,715,000	5,715,000
Series C, 0.020%, VRD	540,000	540,000
		36,312,838
Arizona—0.09%
Pima County Industrial Development Authority (Tucson Electric Power Co.- Irvington Project), Series A, 0.060%, VRD	2,700,000	2,700,000
California—7.14%
Bay Area Toll Authority Toll Bridge Revenue (Bay Area), Series B-2, 0.030%, VRD	2,000,000	2,000,000
Series G-1, 0.030%, VRD	5,000,000	5,000,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.030%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.030%, VRD	8,300,000	8,300,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School), 0.040%, VRD	7,650,000	7,650,000
California State Kindergarten, Series B4, 0.020%, VRD	1,100,000	1,100,000
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	40,000,000	40,261,541

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(continued)
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B, 0.030%, VRD	$12,000,000	$12,000,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	4,000,000	4,027,277
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	6,000,000	6,040,767
Los Angeles Water and Power Revenue, Subseries B-3, 0.010%, VRD	7,700,000	7,700,000
Metropolitan Water District Southern California Revenue Refunding, Series A-2, 0.030%, VRD	3,480,000	3,480,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-3, 0.010%, VRD	5,000,000	5,000,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.040%, VRD	15,905,000	15,905,000
Sacramento Municipal Utility District, Subordinate, Series L, 0.030%, VRD	4,300,000	4,300,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.030%, VRD	10,300,000	10,300,000
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A, 0.030%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B, 0.030%, VRD	4,755,000	4,755,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series A, 0.020%, VRD	25,420,000	25,420,000
Series B, 0.030%, VRD	7,080,000	7,080,000
Series C, 0.030%, VRD	7,065,000	7,065,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.020%, VRD	$11,400,000	$11,400,000
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.020%, VRD	15,700,000	15,700,000
		215,684,585
Colorado—2.18%
Denver City & County Certificates of Participation Refunding, Series A1, 0.030%, VRD	20,700,000	20,700,000
Series A2, 0.030%, VRD	19,685,000	19,685,000
Series A3, 0.030%, VRD	19,190,000	19,190,000
El Paso County Revenue (YMCA Pikes Peak Region Project), 0.040%, VRD	6,155,000	6,155,000
		65,730,000
Connecticut—0.88%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 0.010%, VRD	1,450,000	1,450,000
Hartford County Metropolitan District Bond Anticipation Notes, Series D, 1.000%, due 03/23/15	25,000,000	25,048,706
		26,498,706
District of Columbia—1.41%
District of Columbia Revenue (German Marshall Fund of United States), 0.040%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.030%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.040%, VRD	1,825,000	1,825,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2, 0.020%, VRD	$17,630,000	$17,630,000
		42,505,000
Florida—2.51%
Florida State Board of Education (Public Education Capital Outlay Bonds), Series E (Bank of America Austin Certificates, Series 2008-1059), 0.060%, VRD[1,2]	8,335,000	8,335,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.010%, VRD	39,410,000	39,410,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.030%, VRD	3,550,000	3,550,000
Subseries B-1, 0.040%, VRD	10,445,000	10,445,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E, 0.030%, VRD	4,500,000	4,500,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 0.040%, VRD	9,700,000	9,700,000
		75,940,000
Georgia—2.01%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.040%, VRD	10,200,000	10,200,000
Series B-2, 0.040%, VRD	30,575,000	30,575,000
Series C-4, 0.040%, VRD	19,885,000	19,885,000
		60,660,000
Idaho—1.34%
Idaho Tax Anticipation Notes, 2.000%, due 06/30/15	40,000,000	40,372,954

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—8.82%
Chicago Sales Tax Revenue Refunding, Series D-2, 0.030%, VRD	$27,500,000	$27,500,000
Chicago Waterworks Revenue (Second Lien), Subseries 2000-1, 0.050%, VRD	3,000,000	3,000,000
Subseries 2000-2, 0.050%, VRD	3,000,000	3,000,000
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.040%, VRD	5,000,000	5,000,000
Subseries 2004-2, 0.040%, VRD	10,000,000	10,000,000
City of Chicago (Neighborhoods Alive 21), Series B, 0.040%, VRD	32,535,000	32,535,000
City of Chicago, Series D-1, 0.030%, VRD	12,180,000	12,180,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919, 0.040%, VRD[1,2]	9,935,000	9,935,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.050%, VRD	1,900,000	1,900,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.030%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B, 0.050%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.040%, VRD	12,000,000	12,000,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A, 0.040%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project), 0.040%, VRD	5,675,000	5,675,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.050%, VRD	9,496,000	9,496,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Wesleyan University), 0.050%, VRD	$6,485,000	$6,485,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), 0.030%, VRD	25,145,000	25,145,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.030%, VRD	23,500,000	23,500,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.050%, VRD	7,673,000	7,673,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.010%, VRD	16,050,000	16,050,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-2D, 0.050%, VRD	7,800,000	7,800,000
Illinois State, Series B-4, 0.020%, VRD	5,000,000	5,000,000
Lombard Revenue (National University Health Sciences Project), 0.060%, VRD	6,370,000	6,370,000
South Suburban Joint Action Water Agency Revenue, 0.040%, VRD	5,550,000	5,550,000
		266,494,000
Indiana—1.45%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.030%, VRD	3,700,000	3,700,000
Series A-5, 0.010%, VRD	10,780,000	10,780,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D, 0.030%, VRD	3,165,000	3,165,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4, 0.030%, VRD	6,000,000	6,000,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.040%, VRD	$8,250,000	$8,250,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.060%, VRD	8,000,000	8,000,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.040%, VRD	4,000,000	4,000,000
		43,895,000
Kansas—0.69%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.010%, VRD	10,000,000	10,000,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project), (FNMA Insured), 0.020%, VRD	11,000,000	11,000,000
		21,000,000
Kentucky—0.32%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.), 0.040%, VRD	5,500,000	5,500,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust), 0.050%, VRD	2,375,000	2,375,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B, 0.050%, VRD	1,845,000	1,845,000
		9,720,000
Louisiana—2.21%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 0.010%, VRD	39,550,000	39,550,000
Series B, 0.010%, VRD	4,900,000	4,900,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—(concluded)
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.010%, VRD	$1,400,000	$1,400,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 0.010%, VRD	19,000,000	19,000,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.020%, VRD	1,945,000	1,945,000
		66,795,000
Maryland—1.56%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.020%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.030%, VRD	8,400,000	8,400,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue, 0.050%, VRD	2,905,000	2,905,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A, (FNMA Insured), 0.060%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.020%, VRD	25,200,000	25,200,000
		47,160,000
Massachusetts—0.53%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College), 0.030%, VRD	12,165,000	12,165,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3, 0.030%, VRD	3,820,000	3,820,000
		15,985,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—0.49%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.030%, VRD	$2,800,000	$2,800,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.030%, VRD	7,335,000	7,335,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc. Project), Series A, 0.040%, VRD	4,590,000	4,590,000
		14,725,000
Minnesota—0.56%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series A, 0.010%, VRD	10,965,000	10,965,000
Series B, 0.010%, VRD	5,900,000	5,900,000
		16,865,000
Mississippi—3.32%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.010%, VRD	15,900,000	15,900,000
Series C, 0.010%, VRD	20,745,000	20,745,000
Series D, 0.010%, VRD	4,400,000	4,400,000
Series G, 0.010%, VRD	31,730,000	31,730,000
Series J, 0.010%, VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project), 0.010%, VRD	22,500,000	22,500,000
		100,275,000
Missouri—3.04%
Kansas City Industrial Development Authority Revenue Refunding (Ethans Apartments Project), 0.040%, VRD	14,500,000	14,500,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-1, 0.040%, VRD	$7,000,000	$7,000,000
Series C-3, 0.030%, VRD	3,800,000	3,800,000
Series C-5, 0.030%, VRD	30,100,000	30,100,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.010%, VRD	4,405,000	4,405,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B, 0.030%, VRD	3,300,000	3,300,000
Series C, 0.010%, VRD	18,700,000	18,700,000
Series D, 0.010%, VRD	10,000,000	10,000,000
		91,805,000
Nebraska—0.31%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.030%, VRD	9,500,000	9,500,000
New Hampshire—0.75%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ), 0.060%, VRD[1,2]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.030%, VRD	9,155,000	9,155,000
New Hampshire Health & Education Facilities Authority Revenue (River College), 0.060%, VRD	4,760,000	4,760,000
		22,740,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—1.17%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 0.030%, VRD	$2,815,000	$2,815,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project), 0.030%, VRD	2,660,000	2,660,000
New Jersey Economic Development Authority Revenue (Peddie School Project), 0.030%, VRD	4,800,000	4,800,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A, 0.030%, VRD	2,675,000	2,675,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University), 0.030%, VRD	9,360,000	9,360,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.030%, VRD	11,100,000	11,100,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3, 0.030%, VRD	2,060,000	2,060,000
		35,470,000
New Mexico—0.26%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.030%, VRD	8,000,000	8,000,000
New York—13.51%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.030%, VRD	5,070,000	5,070,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.030%, VRD	6,485,000	6,485,000
Long Island Power Authority, Series D, 0.010%, VRD	6,590,000	6,590,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.030%, VRD	24,590,000	24,590,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
Nassau Health Care Corp. Revenue, Series B-1, 0.030%, VRD	$7,700,000	$7,700,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.020%, VRD	20,000,000	20,000,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.050%, VRD	27,400,000	27,400,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A, 0.040%, VRD	1,990,000	1,990,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.030%, VRD	1,500,000	1,500,000
Series BB-2, 0.020%, VRD	2,000,000	2,000,000
Series BB-5, 0.010%, VRD	29,850,000	29,850,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second Generation Resolution), Series A, 0.010%, VRD	9,100,000	9,100,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series C, 0.020%, VRD	1,700,000	1,700,000
Subseries F1A, 0.030%, VRD	14,020,000	14,020,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 0.020%, VRD	5,000,000	5,000,000
Subseries A-4, 0.010%, VRD	34,450,000	34,450,000
0.020%, VRD	2,000,000	2,000,000
Subseries D-4, 0.020%, VRD	10,300,000	10,300,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City, Series F, Subseries F-3, 0.020%, VRD	$250,000	$250,000
Subseries B-3, 0.020%, VRD	12,045,000	12,045,000
Subseries D-4, 0.020%, VRD	15,000,000	15,000,000
Subseries G-7, 0.020%, VRD	17,150,000	17,150,000
Subseries L-3, 0.020%, VRD	3,800,000	3,800,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.040%, VRD	16,285,000	16,285,000
Series A-2, 0.040%, VRD	12,700,000	12,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.020%, VRD	6,400,000	6,400,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.050%, VRD	3,900,000	3,900,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.040%, VRD	12,375,000	12,375,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.030%, VRD	4,615,000	4,615,000
Series B, 0.030%, VRD	2,575,000	2,575,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2, 0.030%, VRD	11,900,000	11,900,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.020%, VRD	$12,300,000	$12,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured), 0.020%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 0.020%, VRD	6,000,000	6,000,000
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing), Series A, 0.030%, VRD	2,000,000	2,000,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.040%, VRD	2,100,000	2,100,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.020%, VRD	8,775,000	8,775,000
Port Washington Union Free School District Tax Anticipation Notes, 0.500%, due 06/19/15	5,000,000	5,008,905
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project), 0.040%, VRD	2,950,000	2,950,000
Sewanhaka Central High School District of Elmont Bond Anticipation Notes, 1.000%, due 07/24/15	3,000,000	3,013,548
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.020%, VRD	21,165,000	21,165,000
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.020%, VRD	7,870,000	7,870,000
Series B-3, 0.020%, VRD	3,600,000	3,600,000
		408,222,453

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—5.35%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.050%, VRD	$27,090,000	$27,090,000
Charlotte Water & Sewer System Revenue, Series B, 0.030%, VRD	5,900,000	5,900,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Hospital), Series E, (AGM Insured), 0.030%, VRD	12,000,000	12,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H, 0.010%, VRD	57,025,000	57,025,000
Guilford County, Series B, 0.050%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 0.030%, VRD	6,650,000	6,650,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.040%, VRD	16,420,000	16,420,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.060%, VRD	15,015,000	15,015,000
North Carolina State Refunding, Series A, 5.000%, due 03/01/15	9,580,000	9,656,633
Series E, 5.000%, due 05/01/15	6,075,000	6,173,227
University of North Carolina Hospital Chapel Hill Revenue, Series B, 0.030%, VRD	2,300,000	2,300,000
		161,574,860
Ohio—4.73%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.040%, VRD	5,265,000	5,265,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.060%, VRD	$9,535,000	$9,535,000
Columbus Sewer Revenue, Series B, 0.040%, VRD	12,250,000	12,250,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.020%, VRD	11,670,000	11,670,000
Ohio (Common Schools), Series A, 0.020%, VRD	5,100,000	5,100,000
Series B, 0.020%, VRD	13,000,000	13,000,000
0.030%, VRD	30,940,000	30,940,000
Series D, 0.040%, VRD	38,500,000	38,500,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139), 0.050%, VRD[1,2]	6,225,000	6,225,000
Ohio State University General Receipts, 0.040%, VRD	6,300,000	6,300,000
Series B, 0.020%, VRD	4,100,000	4,100,000
		142,885,000
Oregon—1.00%
Oregon State Facilities Authority Revenue (Oregon Episcopal School Projects), Series A, 0.050%, VRD	7,885,000	7,885,000
Oregon State Tax Anticipation Notes, Series A, 2.000%, due 06/15/15	22,000,000	22,186,611
		30,071,611
Pennsylvania—3.51%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.020%, VRD	2,000,000	2,000,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.040%, VRD	$3,550,000	$3,550,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.030%, VRD	32,925,000	32,925,000
Emmaus General Authority Revenue, Subseries H-19, 0.030%, VRD	5,000,000	5,000,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.030%, VRD	5,470,000	5,470,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3, 0.030%, VRD	4,000,000	4,000,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.040%, VRD	8,000,000	8,000,000
Philadelphia Tax and Revenue Anticipation Notes, Series A, 1.000%, due 06/30/15	12,000,000	12,051,362
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.030%, VRD	21,045,000	21,045,000
Washington County Authority Revenue Refunding (University of Pennsylvania), 0.040%, VRD	8,720,000	8,720,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B, 0.040%, VRD	3,395,000	3,395,000
		106,156,362
Rhode Island—0.04%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.030%, VRD	1,275,000	1,275,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
South Carolina—1.40%
Charleston County School District Bonds Anticipation Notes (Sales Tax Projects), Series B, (SCSDE Insured), 0.750%, due 05/06/15	$30,000,000	$30,061,504
Charleston County School District Tax Anticipation Notes, (SCSDE Insured), 1.250%, due 04/01/15	12,150,000	12,184,846
		42,246,350
South Dakota—0.43%
South Dakota Health & Educational Facilities Authority Revenue (Regional Health), 0.030%, VRD	12,965,000	12,965,000
Tennessee—0.38%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 0.070%, VRD	11,500,000	11,500,000
Texas—7.24%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF), (FGIC Insured), 0.040%, VRD[1,2]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.030%, VRD	5,735,000	5,735,000
Subseries C-2, 0.030%, VRD	6,420,000	6,420,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.030%, VRD	8,080,000	8,080,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.040%, VRD	8,440,000	8,440,000
Houston Airport System Revenue Refunding (Sub Lien), 0.040%, VRD	4,890,000	4,890,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.040%, VRD	$23,765,000	$23,765,000
Laredo (Morgan Stanley Floater Certificates), Series 2065, (NATL-RE Insured), 0.040%, VRD[1,2]	17,815,000	17,815,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.010%, VRD	18,200,000	18,200,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.030%, VRD	2,600,000	2,600,000
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	43,000,000	43,389,281
University of Texas Permanent University (Funding System), Series A, 0.020%, VRD	25,000,000	25,000,000
University of Texas Revenue Refunding (Financing Systems), Series B, 0.030%, VRD	20,000,000	20,000,000
University of Texas Revenues (Financing Systems), Series B, 0.020%, VRD	7,000,000	7,000,000
0.040%, VRD	20,000,000	20,000,000
		218,929,281
Utah—0.97%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.020%, VRD	2,090,000	2,090,000
Series D, 0.010%, VRD	8,170,000	8,170,000
Salt Lake City Corp. Tax & Revenue Anticipation Notes, 1.000%, due 06/30/15	19,000,000	19,083,194
		29,343,194

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Virginia—1.88%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.040%, VRD	$4,300,000	$4,300,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.030%, VRD	22,470,000	22,470,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.020%, VRD	13,725,000	13,725,000
Series F, 0.020%, VRD	16,350,000	16,350,000
		56,845,000
Washington—2.26%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.050%, VRD[1,2]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien), Series A, 0.040%, VRD	23,000,000	23,000,000
Series B, 0.020%, VRD	21,950,000	21,950,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D, 0.010%, VRD	9,700,000	9,700,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project), 0.040%, VRD	8,600,000	8,600,000
		68,250,000
Wisconsin—1.00%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 0.040%, VRD	22,300,000	22,300,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan System), 0.030%, VRD	7,910,000	7,910,000
		30,210,000
Total municipal bonds and notes (cost—$2,657,707,194)		2,657,707,194

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—11.07%
California—1.03%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.120%, due 01/07/15	$8,000,000	$8,000,000
Los Angeles County Capital Asset Lease, 0.070%, due 03/04/15	23,000,000	23,000,000
		31,000,000
Connecticut—0.47%
Yale University, 0.060%, due 01/15/15	14,060,000	14,060,000
Illinois—0.27%
Illinois Educational Facilities Authority Revenue, 0.060%, due 03/04/15	8,091,000	8,091,000
Maryland—0.82%
Johns Hopkins University, 0.080%, due 02/05/15	7,145,000	7,145,000
0.080%, due 04/06/15	17,700,000	17,700,000
		24,845,000
Minnesota—1.67%
Mayo Clinic, 0.080%, due 03/05/15	20,600,000	20,600,000
0.080%, due 04/07/15	30,000,000	30,000,000
		50,600,000
Missouri—0.50%
Curators University, 0.060%, due 02/04/15	15,000,000	15,000,000
New York—0.71%
Metropolitan Transportation Authority, 0.090%, due 02/12/15	11,500,000	11,500,000
New York State Power Authority, 0.060%, due 01/13/15	10,000,000	10,000,000
		21,500,000
North Carolina—0.27%
Duke University, 0.080%, due 03/12/15	8,000,000	8,000,000

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Tennessee—0.79%
Vanderbilt University, 0.140%, due 07/07/15	$12,000,000	$12,000,000
0.120%, due 08/05/15	12,000,000	12,000,000
		24,000,000
Texas—1.61%
Dallas Area Rapid Transit, 0.100%, due 02/05/15	10,000,000	10,000,000
0.070%, due 02/12/15	6,000,000	6,000,000
0.090%, due 03/17/15	10,000,000	10,000,000
University of Texas, 0.060%, due 01/23/15	14,774,000	14,774,000
0.070%, due 02/03/15	8,000,000	8,000,000
		48,774,000
Virginia—2.19%
University of Virginia, 0.060%, due 01/15/15	17,750,000	17,750,000
0.060%, due 01/27/15	22,000,000	22,000,000
0.080%, due 02/04/15	11,600,000	11,600,000
0.070%, due 02/09/15	10,000,000	10,000,000
0.080%, due 04/07/15	4,700,000	4,700,000
		66,050,000
Washington—0.74%
University of Washington, 0.070%, due 04/06/15	7,500,000	7,500,000
0.100%, due 07/07/15	15,000,000	15,000,000
		22,500,000
Total tax-exempt commercial paper (cost—$334,420,000)		334,420,000
Total investments (cost—$2,992,127,194 which approximates cost for federal income tax purposes)—99.02%		2,992,127,194
Other assets in excess of liabilities—0.98%		29,698,502
Net assets (applicable to 3,021,821,738 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$3,021,825,696

UBS RMA Tax-Free Fund

Statement of net assets—December 31, 2014 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 67.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,657,707,194	$—	$2,657,707,194
Tax-exempt commercial paper	—	334,420,000	—	334,420,000
Total	$—	$2,992,127,194	$—	$2,992,127,194

At December 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.11% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—89.27%
California Educational Facilities Authority Revenue (University of Southern California), Series A, (Barclays Capital Municipal Trust Receipts Series 11B), 0.050%, VRD[1,2]	$2,500,000	$2,500,000
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5, 0.020%, VRD	6,900,000	6,900,000
Series L-6, 0.020%, VRD	12,400,000	12,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.030%, VRD	8,000,000	8,000,000
Series B, 0.030%, VRD	11,200,000	11,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C, 0.020%, VRD	16,200,000	16,200,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.010%, VRD	2,500,000	2,500,000
Series C, 0.020%, VRD 0.030%, VRD	18,700,000 3,000,000	18,700,000 3,000,000
Series F, 0.020%, VRD	3,000,000	3,000,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B, 0.020%, VRD	200,000	200,000
Series C, 0.020%, VRD	37,615,000	37,615,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.030%, VRD	16,100,000	16,100,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E, 0.010%, VRD	7,050,000	7,050,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B, 0.010%, VRD	$6,900,000	$6,900,000
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.010%, VRD	12,750,000	12,750,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School), 0.040%, VRD	7,650,000	7,650,000
California State Kindergarten, Series A1, 0.010%, VRD	5,200,000	5,200,000
Series A2, 0.010%, VRD	6,900,000	6,900,000
Series A4, 0.010%, VRD	5,000,000	5,000,000
Series A5, 0.020%, VRD	500,000	500,000
Series B2, 0.010%, VRD	2,100,000	2,100,000
Series B3, 0.010%, VRD	5,500,000	5,500,000
California State Revenue Anticipation Notes, 1.500%, due 06/22/15	15,000,000	15,098,078
California Statewide Communities Development Authority (Robert Louis Stevenson), 0.040%, VRD	6,000,000	6,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K, (FHLMC Insured), 0.050%, VRD	6,620,000	6,620,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B, 0.030%, VRD	4,000,000	4,000,000
California Statewide Communities Development Authority Revenue (University of San Diego), 0.030%, VRD	7,925,000	7,925,000
Antelope Valley-East Kern Water Agency, Series A-2, 0.020%, VRD	4,000,000	4,000,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056), 0.050%, VRD[1,2]	$4,730,000	$4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-2, 0.040%, VRD	16,400,000	16,400,000
Series F, (Bank of America Austin Certificates, Series 2008-1058), 0.090%, VRD[1,2]	6,750,000	6,750,000
City of Riverside, Electric Revenue Refunding, Series A, 0.020%, VRD	12,740,000	12,740,000
City of Santa Clara, Electrical Revenue, Subseries B, 0.030%, VRD	30,135,000	30,135,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project), Series H, (FNMA Insured), 0.030%, VRD	10,655,000	10,655,000
County of Riverside Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	14,000,000	14,095,469
County of San Bernardino Tax & Revenue Anticipation Notes, Series A, 2.000%, due 06/30/15	5,000,000	5,046,286
County of Ventura Tax & Revenue Anticipation Notes, 1.500%, due 07/01/15	7,000,000	7,047,660
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 0.010%, VRD	800,000	800,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.010%, VRD	3,525,000	3,525,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.010%, VRD	800,000	800,000
Irvine Improvement Bond Act 1915 (Assessment District 94-13), 0.010%, VRD	1,535,000	1,535,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.010%, VRD	6,268,000	6,268,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.010%, VRD	$6,868,000	$6,868,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.020%, VRD	17,037,000	17,037,000
Irvine Ranch Water District 0.010%, VRD	8,300,000	8,300,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series A, 0.010%, VRD	14,700,000	14,700,000
Irvine Unified School District, Series A, 0.010%, VRD	12,927,000	12,927,000
Series B, 0.020%, VRD	10,000,000	10,000,000
Series C, 0.010%, VRD	9,100,000	9,100,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured), 0.050%, VRD	6,700,000	6,700,000
Los Angeles County Tax & Revenue Anticipation Notes, 1.500%, due 06/30/15	14,000,000	14,095,123
Los Angeles Tax & Revenue Anticipation Notes, 1.500%, due 06/25/15	14,000,000	14,093,100
Los Angeles Wastewater Systems Revenue Refunding, Series A, (Barclays Capital Municipal Trust Receipts Series 2W), 0.050%, VRD[1,2]	3,750,000	3,750,000
Los Angeles Water and Power Revenue, Subseries B-3, 0.010%, VRD	2,300,000	2,300,000
Subseries B-5, 0.030%, VRD	10,400,000	10,400,000
Subseries B-8, 0.030%, VRD	5,200,000	5,200,000
Lower Neches Valley Texas Authority Industrial Development Corp., Revenue (ExxonMobil), 0.010%, VRD	4,100,000	4,100,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.030%, VRD	$3,235,000	$3,235,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured), 0.020%, VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A, Certificates 20070071), 0.050%, VRD[1,2]	12,145,000	12,145,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2, 0.030%, VRD	11,800,000	11,800,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-3, 0.010%, VRD	7,100,000	7,100,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.040%, VRD	18,555,000	18,555,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.030%, VRD	2,000,000	2,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second Generation Resolution), Series A, 0.010%, VRD	2,250,000	2,250,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.050%, VRD	7,930,000	7,930,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured), 0.070%, VRD[1,2]	1,075,000	1,075,000
Orange County Water District Revenue Certificates of Participation, Series A, 0.030%, VRD	22,765,000	22,765,000
Sacramento Municipal Utility District, Series L, 0.030%, VRD	13,200,000	13,200,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured), 0.080%, VRD	$16,600,000	$16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage—Mountain View), Series A, (FNMA Insured), 0.080%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.030%, VRD	19,530,000	19,530,000
Series B, 0.020%, VRD	15,250,000	15,250,000
San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 36C, 0.020%, VRD	5,000,000	5,000,000
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A, 0.030%, VRD	8,800,000	8,800,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series A, 0.020%, VRD	3,980,000	3,980,000
Series B, 0.030%, VRD	33,150,000	33,150,000
Series C, 0.030%, VRD	6,755,000	6,755,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-2, 0.010%, VRD	6,000,000	6,000,000
Torrance Revenue (Torrance Memorial Medical Center), Series B, 0.020%, VRD	7,500,000	7,500,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B, 0.020%, VRD	600,000	600,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.010%, VRD	3,880,000	3,880,000

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
West Covina Public Financing Authority Lease Revenue, Series A, 0.010%, VRD	$5,885,000	$5,885,000
Total municipal bonds and notes (cost—$747,040,716)		747,040,716
Tax-exempt commercial paper—10.09%
California Education Facility Authority, 0.070%, due 01/12/15	11,721,000	11,721,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-2, Subseries 1, 0.120%, due 01/07/15	10,050,000	10,050,000
Series B-2, Subseries 2, 0.100%, due 06/03/15	8,000,000	8,000,000
Los Angeles County Capital Asset Lease, 0.070%, due 02/10/15	5,400,000	5,400,000
0.070%, due 03/04/15	12,000,000	12,000,000
Los Angeles County Department of Water & Power, 0.060%, due 02/04/15	5,000,000	5,000,000
0.070%, due 03/11/15	10,000,000	10,000,000
Sacramento Municipal Utility District, 0.050%, due 02/05/15	10,000,000	10,000,000
San Diego County Water Authority, 0.060%, due 01/22/15	6,025,000	6,025,000
0.080%, due 03/12/15	6,250,000	6,250,000
Total tax-exempt commercial paper (cost—$84,446,000)		84,446,000
Total investments (cost—$831,486,716 which approximates cost for federal income tax purposes)—99.36%		831,486,716
Other assets in excess of liabilities—0.64%		5,327,220
Net assets (applicable to 836,788,976 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$836,813,936

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 67.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$747,040,716	$—	$747,040,716
Tax-exempt commercial paper	—	84,446,000	—	84,446,000
Total	$—	$831,486,716	$—	$831,486,716

At December 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.70% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—92.73%
New York State Dormitory Authority Revenue (Columbia University), Series B, 0.030%, VRD	$9,500,000	$9,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital), 0.040%, VRD	7,750,000	7,750,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System), 0.040%, VRD	2,220,000	2,220,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.020%, VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured), Series A, 0.100%, VRD	8,695,000	8,695,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.030%, VRD	7,155,000	7,155,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 0.040%, VRD	9,200,000	9,200,000
Series A-2, 0.040%, VRD	5,800,000	5,800,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.020%, VRD	8,280,000	8,280,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.040%, VRD	2,600,000	2,600,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.050%, VRD	2,090,000	2,090,000
Series D, 0.030%, VRD	16,300,000	16,300,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.040%, VRD	11,040,000	11,040,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A, 0.030%, VRD	$900,000	$900,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 0.030%, VRD	14,435,000	14,435,000
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666), 0.050%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2, 0.030%, VRD	5,000,000	5,000,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.020%, VRD	23,600,000	23,600,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured), 0.020%, VRD	8,700,000	8,700,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.020%, VRD	9,340,000	9,340,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.020%, VRD	4,000,000	4,000,000
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2, 0.010%, VRD	21,715,000	21,715,000
New York State Housing Finance Agency Revenue (North End), Series A, (FNMA Insured), 0.020%, VRD	9,600,000	9,600,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.040%, VRD	4,000,000	4,000,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W), 0.050%, VRD[1,2]	6,835,000	6,835,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B, 0.100%, VRD	5,500,000	5,500,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding, 0.030%, VRD	$23,865,000	$23,865,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H, 0.010%, VRD	1,500,000	1,500,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B, 0.010%, VRD	2,200,000	2,200,000
Erie County Fiscal Stability Authority Bond Anticipation Notes, Series A, 1.250%, due 07/31/15	7,150,000	7,195,164
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 0.040%, VRD	8,745,000	8,745,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.030%, VRD	1,500,000	1,500,000
Subseries C-2, 0.030%, VRD	5,670,000	5,670,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-2, 0.030%, VRD	140,000	140,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.010%, VRD	2,800,000	2,800,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 0.040%, VRD	1,183,000	1,183,000
Long Island Power Authority, Series C, 0.020%, VRD	23,200,000	23,200,000
Series D, 0.010%, VRD	600,000	600,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 0.010%, VRD	$6,150,000	$6,150,000
Metropolitan Transportation Authority Revenue, Subseries E-3, 0.020%, VRD	11,300,000	11,300,000
Miller Place Union Free School District Tax Anticipation Notes, 1.000%, due 06/25/15	11,000,000	11,045,203
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.010%, VRD	200,000	200,000
Nassau Health Care Corp. Revenue, Series B-1, 0.030%, VRD	2,400,000	2,400,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.020%, VRD	900,000	900,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A, (FNMA Insured), 0.020%, VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A, 0.040%, VRD	9,335,000	9,335,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 0.050%, VRD	9,755,000	9,755,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A, (FNMA Insured), 0.020%, VRD	9,400,000	9,400,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured), 0.020%, VRD	9,000,000	9,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 0.020%, VRD	2,720,000	2,720,000
Series BB-5, 0.010%, VRD	15,710,000	15,710,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 0.010%, VRD	$2,740,000	$2,740,000
Series B-4, 0.010%, VRD	10,695,000	10,695,000
Series CC-1, 0.020%, VRD	10,800,000	10,800,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series D, (JP Morgan PUTTERs, Series 3240), 0.050%, VRD[1,2]	1,600,000	1,600,000
New York City Transitional Finance Authority Revenue (Future Tax Secured), 0.010%, VRD	14,900,000	14,900,000
0.020%, VRD	14,100,000	14,100,000
Subseries D-4, 0.020%, VRD	6,315,000	6,315,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1, 0.030%, VRD	11,900,000	11,900,000
New York City Trust for Cultural Resources Revenue (WNYC Radio, Inc.), 0.030%, VRD	7,145,000	7,145,000
New York City, Series F, Subseries F-3, 0.020%, VRD	4,000,000	4,000,000
Subseries G-4, 0.020%, VRD	8,400,000	8,400,000
Subseries G-7, 0.020%, VRD	8,000,000	8,000,000
Subseries L-3, 0.020%, VRD	6,000,000	6,000,000
Subseries L-4, 0.020%, VRD	13,445,000	13,445,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.020%, VRD	14,660,000	14,660,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 0.040%, VRD	$5,445,000	$5,445,000
Port Washington Union Free School District Tax Anticipation Notes, 0.500%, due 06/19/15	11,000,000	11,019,590
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.010%, VRD	5,500,000	5,500,000
Rockville Centre Union Free School District Tax Anticipation Notes, 1.000%, due 06/26/15	10,000,000	10,042,893
Sacramento Municipal Utility District, Series L, 0.030%, VRD	10,000,000	10,000,000
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project), 0.040%, VRD	3,300,000	3,300,000
Sewanhaka Central High School District of Elmont Bond Anticipation Notes, 1.000%, due 07/24/15	11,000,000	11,049,676
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1, 0.010%, VRD	800,000	800,000
Series A-2, 0.010%, VRD	9,800,000	9,800,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.020%, VRD	4,000,000	4,000,000
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B, 0.070%, VRD	3,000,000	3,000,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A, 0.030%, VRD	16,610,000	16,610,000
Town of East Hampton Bond Anticipation Notes, 1.000%, due 08/28/15	12,034,858	12,099,319
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.020%, VRD	1,175,000	1,175,000

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Triborough Bridge & Tunnel Authority Revenue—(concluded)
Series B-2C, 0.020%, VRD	$17,420,000	$17,420,000
Series B-3, 0.020%, VRD	16,095,000	16,095,000
University of Texas Permanent University (Funding System), Series A, 0.020%, VRD	14,200,000	14,200,000
University of Texas Revenue Refunding (Financing Systems), Series B, 0.030%, VRD	5,400,000	5,400,000
University of Texas Revenues (Financing Systems), Series B, 0.020%, VRD	1,200,000	1,200,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D, 0.010%, VRD	5,045,000	5,045,000
Total municipal bonds and notes (cost—$685,054,845)		685,054,845
Tax-exempt commercial paper—7.23%
New York State Dormitory Authority (Columbia University), 0.060%, due 02/05/15	6,400,000	6,400,000
New York State Power Authority 0.060%, due 01/13/15	5,000,000	5,000,000
0.080%, due 01/13/15	5,000,000	5,000,000
0.060%, due 01/14/15	15,000,000	15,000,000
Metropolitan Transportation Authority, 0.070%, due 02/10/15	16,000,000	16,000,000
0.090%, due 02/12/15	6,000,000	6,000,000
Total tax-exempt commercial paper (cost—$53,400,000)		53,400,000
Total investments (cost—$738,454,845 which approximates cost for federal income tax purposes)—99.96%		738,454,845
Other assets in excess of liabilities—0.04%		268,965
Net assets (applicable to 738,690,774 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$738,723,810

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$685,054,845	$—	$685,054,845
Tax-exempt commercial paper	—	53,400,000	—	53,400,000
Total	$—	$738,454,845	$—	$738,454,845

At December 31, 2014, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.57% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
NATL-RE	National Reinsurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2014 and reset periodically.

See accompanying notes to financial statements

UBS RMA

Statement of operations

	For the six months ended December 31, 2014 (unaudited)

	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$3,970,396	$697,374

Expenses:
Investment advisory and administration fees	9,303,500	3,246,232
Service fees	3,817,892	1,299,331
Transfer agency and related services fees	789,729	73,574
Custody and accounting fees	246,546	83,908
Professional fees	72,709	69,318
Insurance fees	88,424	25,473
State registration fees	55,381	33,921
Directors’/Trustees’ fees	53,978	22,913
Reports and notices to shareholders	53,151	7,945
Other expenses	46,430	20,970
	14,527,740	4,883,585
Fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	(10,812,124)	(4,272,919)
Net expenses	3,715,616	610,666
Net investment income	254,780	86,708
Net realized gain	12,178	2,459
Net increase in net assets resulting from operations	$266,958	$89,167

See accompanying notes to financial statements

For the six months ended December 31, 2014 (unaudited)

Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund

$814,444	$191,937	$193,384

5,780,645	1,718,253	1,520,211
2,238,482	610,236	530,359
476,626	86,041	72,385
144,556	39,409	34,250
71,079	64,339	64,137
40,778	10,412	8,695
35,199	16,040	14,807
32,550	14,985	14,239
35,921	7,975	7,025
23,916	15,046	14,636
8,879,752	2,582,736	2,280,744

(8,214,686)	(2,431,519)	(2,122,750)
665,066	151,217	157,994
149,378	40,720	35,390
99	12,700	20,632

$149,477	$53,420	$56,022

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2014 (unaudited)	For the year ended June 30, 2014
UBS RMA Money Market Portfolio
From operations:
Net investment income	$254,780	$708,772
Net realized gain	12,178	1,801
Net increase in net assets resulting from operations	266,958	710,573
Dividends and distributions to shareholders from:
Net investment income	(254,780)	(708,772)
Net realized gains	(1,801)	(136,747)
Total dividends and distributions to shareholders	(256,581)	(845,519)
Net decrease in net assets from capital share transactions	(49,013,972)	(5,918,915,903)
Cash payment from investment advisor	—	1,432,012
Net decrease in net assets	(49,003,595)	(5,917,618,837)
Net assets:
Beginning of period	5,163,758,650	11,081,377,487
End of period	$5,114,755,055	$5,163,758,650
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$86,708	$209,817
Net realized gain	2,459	15,142
Net increase in net assets resulting from operations	89,167	224,959
Dividends and distributions to shareholders from:
Net investment income	(86,708)	(209,817)
Net realized gains	(15,273)	(29,106)
Total dividends and distributions to shareholders	(101,981)	(238,923)
Net increase (decrease) in net assets from capital share transactions	256,475,649	(961,168,363)
Cash payment from investment advisor	—	555,987
Net increase (decrease) in net assets	256,462,835	(960,626,340)
Net assets:
Beginning of period	1,665,094,001	2,625,720,341
End of period	$1,921,556,836	$1,665,094,001
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2014 (unaudited)	For the year ended June 30, 2014
UBS RMA Tax-Free Fund
From operations:
Net investment income	$149,378	$324,851
Net realized gain	99	63,373
Net increase in net assets resulting from operations	149,477	388,224
Dividends and distributions to shareholders from:
Net investment income	(149,378)	(324,851)
Net realized gains	(63,472)	—
Total dividends and distributions to shareholders	(212,850)	(324,851)
Net increase (decrease) in net assets from capital share transactions	68,499,861	(307,470,320)
Cash payment from investment advisor	—	739,197
Net increase (decrease) in net assets	68,436,488	(306,667,750)
Net assets:
Beginning of period	2,953,389,208	3,260,056,958
End of period	$3,021,825,696	$2,953,389,208
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$40,720	$82,742
Net realized gain	12,700	31,401
Net increase in net assets resulting from operations	53,420	114,143
Dividends and distributions to shareholders from:
Net investment income	(40,720)	(82,742)
Net realized gains	(44,102)	—
Total dividends and distributions to shareholders	(84,822)	(82,742)
Net increase (decrease) in net assets from beneficial interest transactions	103,119,201	(88,419,567)
Cash payment from investment advisor	—	438,085
Net increase (decrease) in net assets	103,087,799	(87,950,081)
Net assets:
Beginning of period	733,726,137	821,676,218
End of period	$836,813,936	$733,726,137
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2014 (unaudited)	For the year ended June 30, 2014
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$35,390	$68,987
Net realized gain	20,632	—
Net increase in net assets resulting from operations	56,022	68,987
Dividends and distributions to shareholders from:
Net investment income	(35,390)	(68,987)
Net realized gains	(19,026)	—
Total dividends and distributions to shareholders	(54,416)	(68,987)
Net increase (decrease) in net assets from beneficial interest transactions	86,369,205	(39,640,924)
Cash payment from investment advisor	—	153,594
Net increase (decrease) in net assets	86,370,811	(39,487,330)
Net assets:
Beginning of period	652,352,999	691,840,329
End of period	$738,723,810	$652,352,999
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

This page intentionally left blank.

UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2014 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.57%[5]
Expenses after fee waivers and/or expense reimbursements	0.15%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$5,115

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[4]	Payment from investment advisor as disclosed on page 90 had no impact on the Portfolio’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2014	2013	2012	2011[1]	2010
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	—	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%[4]	0.01%	0.01%	0.01%	0.02%

0.56%	0.55%	0.55%	0.64%	0.70%
0.15%	0.21%	0.17%	0.26%	0.26%
0.01%	0.01%	0.01%	0.01%	0.01%

$5,164	$11,081	$13,032	$15,379	$14,392

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2014 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.56%[5]
Expenses after fee waivers and/or expense reimbursements	0.07%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$1,922

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[4]	Payment from investment advisor as disclosed on page 90 had no impact on the Portfolio’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2014	2013	2012	2011[1]	2010
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%[4]	0.01%	0.01%	0.01%	0.02%

0.55%	0.54%	0.53%	0.54%	0.55%
0.07%	0.14%	0.10%	0.19%	0.22%
0.01%	0.01%	0.01%	0.01%	0.01%

$1,665	$2,626	$3,782	$3,644	$3,626

See accompanying notes to financial statements

UBS RMA Tax-Free Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2014 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.60%[5]
Expenses after fee waivers and/or expense reimbursements	0.04%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$3,022

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 90 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2014	2013	2012	2011[1]	2010
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%[4]	0.01%	0.01%	0.01%	0.01%

0.59%	0.59%	0.58%	0.58%	0.59%
0.06%	0.14%	0.14%	0.24%	0.27%
0.01%	0.01%	0.01%	0.01%	0.01%

$2,953	$3,260	$3,919	$4,108	$4,433

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended December 31, 2014 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.63%[5]
Expenses after fee waivers and/or expense reimbursements	0.04%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$837

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 90 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2014	2013	2012	2011[1]	2010
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
—	(0.000)[2]	—	—	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%[4]	0.02%	0.01%	0.01%	0.02%

0.63%	0.63%	0.62%	0.63%	0.64%
0.06%	0.13%	0.12%	0.23%	0.23%
0.01%	0.01%	0.01%	0.01%	0.01%

$734	$822	$894	$883	$1,003

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Six months ended December 31, 2014 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	(0.000)[2]
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.65%[5]
Expenses after fee waivers and/or expense reimbursements	0.04%[5]
Net investment income	0.01%[5]
Supplemental data:
Net assets, end of period (in millions)	$739

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 90 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

[5]	Annualized.

See accompanying notes to financial statements

Years ended June 30,
2014	2013	2012	2011[1]	2010
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%[4]	0.02%	0.01%	0.01%	0.01%

0.65%	0.64%	0.65%	0.65%	0.65%
0.07%	0.14%	0.14%	0.24%	0.24%
0.01%	0.01%	0.01%	0.01%	0.01%

$652	$692	$703	$760	$864

See accompanying notes to financial statements

UBS RMA

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust” or the “Trust”) was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986, and is registered with the SEC under the 1940 Act as an open-end management investment company. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”), and when referred together with Money Market Portfolio, U.S. Government Portfolio, and RMA Tax-Free (collectively, the “Funds”).

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Funds attempt to maintain a stable net asset value of $1.00 per share; the Funds have adopted certain investment, portfolio valuation

UBS RMA

Notes to financial statements (unaudited)

and dividend/distribution policies in an attempt to enable them to do so. As with any money market fund, there is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Statement of net assets.

UBS RMA

Notes to financial statements (unaudited)

Repurchase agreements—Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to

UBS RMA

Notes to financial statements (unaudited)

avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Additionally, RMA California and RMA New York follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of these Funds.

Investment advisor and administrator

Each Fund’s Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract,

UBS RMA

Notes to financial statements (unaudited)

each Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275 [1]
U.S. Government Portfolio:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
In excess of $5 billion up to $10 billion	0.315
In excess of $10 billion up to $15 billion	0.305
In excess of $15 billion up to $20 billion	0.275
Over $20 billion	0.265
RMA Tax-Free:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275
RMA California and RMA New York:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

[1]	UBS Global AM has contractually agreed to cap Money Market Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s

UBS RMA

Notes to financial statements (unaudited)

shareholder services plan) so that the total of these fees does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.35% of the Portfolio’s average daily net assets. (UBS Global AM is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the contractual cap continues for as long as the Portfolios’ shareholder services plan remains in effect). For the six months ended December 31, 2014, Money Market Portfolio waived $395,084 under such agreement; the amount of such waiver was less than it otherwise might have been given the impact of the waiver of significant fees under other undertakings as discussed further below.

At December 31, 2014, certain Funds owe or are owed by UBS Global AM for investment advisory and administration fees, net of fee waivers and/or expense reimbursements as follows:

Fund	Amounts due to (owed by) UBS Global AM
Money Market Portfolio	$441,691
U.S. Government Portfolio	68,565
RMA Tax-Free	(52,220)
RMA California	(22,022)
RMA New York	(18,062)

In addition to the above arrangements, UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. During the six months ended December 31, 2014, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses as follows:

Money Market Portfolio	$6,599,148
U.S. Government Portfolio	2,973,588
RMA Tax-Free	5,976,204
RMA California	1,821,283
RMA New York	1,592,391

Such voluntarily waived amounts are not subject to future recoupment.

UBS RMA

Notes to financial statements (unaudited)

The Funds may invest in certain affiliated entities also advised or managed by UBS Global AM. Investments in affiliated entities, if any, for the six months ended December 31, 2014 have been included near the end of each Fund’s Statement of net assets.

Under normal conditions, the Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by UBS Global AM. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, are reflected as affiliated securities lending income in the Statement of operations.

In August 2013, UBS Global AM made voluntary cash payments of $1,432,012, $555,987, $739,197, $438,085 and $153,594 to Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, respectively, in order to address a differential between the number of shares outstanding and the Funds’ net assets. The differential was attributable to historical, embedded capital losses that were experienced by the Funds over several years prior to the credit crisis of 2008. The voluntary payment to each Fund was not required to maintain a stable net asset value per share. The payment has removed a small, historical deviation that was reflected in each Fund’s market price based and amortized cost net asset value per share.

UBS RMA

Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions, resulting in him being an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended December 31, 2014, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$732,961,598
RMA Tax-Free	230,400,000
RMA California	71,680,000
RMA New York	39,350,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Fund’s shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, the Funds pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of each Fund’s average daily net assets for providing certain shareholder services. Each Fund currently pays service fees to UBS Global AM (US) at the maximum annual rate of 0.15% of each Fund’s average daily net assets. UBS Global AM (US) has undertaken to waive

UBS RMA

Notes to financial statements (unaudited)

fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At December 31, 2014, given the impact of voluntary fee waivers, the Funds did not owe UBS Global AM (US) for such service fees. For the six months ended December 31, 2014, UBS Global AM (US) voluntarily waived service fees as follows:

Money Market Portfolio	$3,817,892
U.S. Government Portfolio	1,299,331
RMA Tax-Free	2,238,482
RMA California	610,236
RMA New York	530,359

Such voluntarily waived amounts are not subject to future recoupment.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, and was compensated for these services by BNY Mellon, not the Funds.

For the six months ended December 31, 2014, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$453,084
U.S. Government Portfolio	41,470
RMA Tax-Free	285,073
RMA California	51,313
RMA New York	42,610

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis

UBS RMA

Notes to financial statements (unaudited)

and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Funds’ lending agent. At December 31, 2014, the Funds did not have any securities on loan.

Other liabilities and components of net assets

At December 31, 2014, the Funds had the following liabilities outstanding:

	Dividends payable	Other accrued expenses*
Money Market Portfolio	$11,841	$525,041
U.S. Government Portfolio	4,206	108,334
RMA Tax-Free	7,026	293,169
RMA California	1,894	93,100
RMA New York	1,692	85,483

*	Excludes investment advisory and administration and service fees.

At December 31, 2014, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain/(loss)	Total net assets
Money Market Portfolio	$5,114,742,877	$12,178	$5,114,755,055
U.S. Government Portfolio	1,921,572,917	(16,081)	1,921,556,836
RMA Tax-Free	3,021,821,738	3,958	3,021,825,696
RMA California	836,788,976	24,960	836,813,936
RMA New York	738,690,777	33,033	738,723,810

UBS RMA

Notes to financial statements (unaudited)

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the six months ended December 31, 2014	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	19,204,974,206	4,492,449,976	6,584,817,540
Shares repurchased	(19,254,226,187)	(4,236,072,214)	(6,516,524,437)
Dividends reinvested	238,009	97,887	206,758
Net increase (decrease) in shares outstanding	(49,013,972)	256,475,649	68,499,861

For the year ended June 30, 2014	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	39,039,405,595	10,218,847,731	14,789,636,795
Shares repurchased	(44,959,133,315)	(11,180,248,888)	(15,097,421,866)
Dividends reinvested	811,817	232,794	314,751
Net decrease in shares outstanding	(5,918,915,903)	(961,168,363)	(307,470,320)

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California and RMA New York. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the six months ended December 31, 2014	RMA California	RMA New York
Shares sold	2,265,402,138	1,704,208,525
Shares repurchased	(2,162,366,114)	(1,617,892,489)
Dividends reinvested	83,177	53,169
Net increase in shares outstanding	103,119,201	86,369,205

UBS RMA

Notes to financial statements (unaudited)

For the year ended June 30, 2014	RMA California	RMA New York
Shares sold	4,268,363,863	3,543,159,886
Shares repurchased	(4,356,864,188)	(3,582,868,057)
Dividends reinvested	80,758	67,247
Net decrease in shares outstanding	(88,419,567)	(39,640,924)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2014, and the fiscal year ended June 30, 2014, was ordinary income. The tax character of distributions paid to shareholders by RMA Tax-Free, RMA California, and RMA New York will be determined at the end of the Funds’ fiscal year ending June 30, 2015. The tax character of distributions paid to shareholders by RMA Tax-Free, RMA California, and RMA New York during the fiscal year ended June 30, 2014, was all tax-exempt income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending June 30, 2015.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of December 31, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize

UBS RMA

Notes to financial statements (unaudited)

interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the six months ended December 31, 2014, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM is currently evaluating the potential impact of these changes on the Funds and expects to update shareholders further in advance of the October 2016 deadline.

UBS RMA

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647-1568.

In addition, each Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647-1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http:/www.sec.gov).

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, each Fund designates 100% of its “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2014.

UBS RMA

Board approval of investment advisory and administration agreements (unaudited)

Background—At a meeting of the boards of UBS RMA Money Fund Inc. (“RMA Money Fund”), UBS RMA Tax-Free Fund, Inc. (“RMA Tax-Free Fund”) and UBS Managed Municipal Trust (“Managed Municipal Trust”) on July 15-16, 2014, the members of each board, including the board members who are not “interested persons” of RMA Money Fund, RMA Tax-Free Fund or Managed Municipal Trust (“Independent Board Members”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreements (each an “Investment Advisory and Administration Agreement” and together the “Investment Advisory and Administration Agreements”) for the funds as follows: the board of RMA Money Fund approved the continuance of the Investment Advisory and Administration Agreement of RMA Money Fund with respect to its series, UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (each a “Portfolio” and together the “Portfolios”), with UBS Global Asset Management (Americas) Inc. (“UBS Global AM”); the board of RMA Tax-Free Fund approved the continuance of the Investment Advisory and Administration Agreement of RMA Tax-Free Fund with UBS Global AM; and the board of Managed Municipal Trust approved the continuance of the Investment Advisory and Administration Agreement of Managed Municipal Trust with respect to its series, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (each a “Municipal Fund” and together with the Portfolios and RMA Tax-Free Fund, each a “Fund” and together the “Funds”), and UBS Global AM. Although the board members of RMA Money Fund, RMA Tax-Free Fund and Managed Municipal Trust met together, each board made decisions independently with respect to the Fund(s) it oversees. In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including information about UBS Global AM as well as the advisory, administrative and distribution arrangements for each Fund they oversee. The Independent Board Members discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Board Members also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these

UBS RMA

Board approval of investment advisory and administration agreements (unaudited)

sessions the Independent Directors were joined by their independent legal counsel. The Independent Board Members also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreements, each board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreements—Each board received and considered information regarding the nature, extent and quality of advisory services provided to each Fund overseen by it by UBS Global AM under the applicable Investment Advisory and Administration Agreement during the past year. Each board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by UBS Global AM and its affiliates for each Fund overseen by it and the resources devoted to, and the record of compliance with, each Fund’s compliance policies and procedures. Each board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Fund’s affairs and UBS Global AM’s role in coordinating and overseeing providers of other services to the Funds. Each board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. Each board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Funds’ expanded compliance programs.

The boards had available to them the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for each Fund and had previously met with and received information regarding the person primarily responsible for the day-to-day

UBS RMA

Board approval of investment advisory and administration agreements (unaudited)

management of each Fund. The boards recognized that senior personnel at UBS Global AM report to the boards regularly and that at each regular meeting the boards receive a detailed report from UBS Global AM on each Fund’s performance. The boards also considered, based on their knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the boards received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS Global AM had approximately $158 billion in assets under management as of March 31, 2014 and was part of the UBS Global Asset Management Division, which had approximately $674 billion in assets under management worldwide as of March 31, 2014. The boards also were cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

Each board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund overseen by it under its Investment Advisory and Administration Agreement.

Advisory fees and expense ratios—For each Fund, its board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by that Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. Each board also reviewed and considered any fee waiver and/or expense reimbursement arrangement implemented and considered the actual fee rate for each Fund overseen by that board (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). Additionally, each board received and considered information comparing the applicable Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

UBS RMA

Board approval of investment advisory and administration agreements (unaudited)

In connection with its consideration of each Fund’s management fee, each board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The boards also received information on fees charged to other mutual funds managed by UBS Global AM.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee, Actual Management Fee and total expenses were below the median in the Portfolio’s Expense Group for the comparison periods utilized in the Lipper report. (Below median expenses represents fees or expenses that are lower relative to the median and above median expenses represents fees or expenses that are higher relative to the median of the funds in the Expense Group.)

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee and Actual Management Fee were slightly above the median, while total expenses were below the median (lowest in the Expense Group) in the Portfolio’s Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund’s Contractual Management Fee was at the median, while its Actual Management Fee and total expenses were below the median (total expenses were lowest in the Expense Group) in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA

Board approval of investment advisory and administration agreements (unaudited)

UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the median (Actual Management Fee and total expenses were lowest in the Expense Group) in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

The comparative Lipper information showed that New York Municipal Money Fund’s Contractual Management Fee was slightly above the median, while its Actual Management Fee and total expenses were below the median (total expenses were lowest in the Expense Group) in the Fund’s Expense Group for the comparison periods utilized in the Lipper report.

In light of the foregoing, each board determined that the management fee for each Fund overseen by it was reasonable in light of the nature, extent and quality of services provided to the applicable Fund under its Investment Advisory and Administration Agreement.

Fund performance—The board of each Fund received and considered (a) annualized total return information of each Fund overseen by it compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2014 and (b) annualized performance information for each year in the ten-year period ended April 30, 2014. Although the boards received information for the ten-year and since inception periods, in their analysis, they generally placed greater emphasis on the one-, three- and five-year periods. The boards were provided with a description of the methodology Lipper used to determine the similarity of each Fund with the funds included in its Performance Universe. Each board also noted that it had received information throughout the year at periodic intervals with respect to each Fund’s performance.

UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s performance was at the median for the one-, three- and five-year

UBS RMA

Board approval of investment advisory and administration agreements (unaudited)

periods, above the median for the ten-year period and below the median since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.) Management noted that the Portfolio’s performance since inception was close to the Performance Universe median. Based on its review, the board concluded that the Portfolio’s investment performance was acceptable.

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s performance was at the median for the one-, three- and five-year periods and below the median for the ten-year period and since inception. Management noted the Portfolio’s improved performance over the past few years. Based on its review, the board concluded that the Portfolio’s investment performance was acceptable.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that the Fund’s performance was at the median for the one- and three-year periods and below the median for the five- and ten-year periods and since inception. As in prior years, management explained that the Fund is managed more conservatively than its peers, generally resulting in a lower yield over time in comparison with its peers. Management also noted the Portfolio’s improved performance over the past few years. Based on its review and management’s explanation, the board concluded that the Fund’s investment performance was acceptable.

UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that California Municipal Money Fund’s performance was at the median for the one- and three-year periods and below the median for the five- and ten-year periods and since inception.

The comparative Lipper information showed that New York Municipal Money Fund’s performance was at the median for the one- and

UBS RMA

Board approval of investment advisory and administration agreements (unaudited)

three-year periods and below the median for the five- and ten-year periods and since inception.

As in prior years, management explained that, in comparison with its Performance Universe, each Municipal Fund’s portfolio was generally of higher overall credit quality and contained limited exposure to investments subject to the alternative minimum tax, which has generally resulted in lower yields over time when compared to their respective Lipper peer groups. In addition, management noted that each Municipal Fund maintained larger allocations to overnight liquidity debt compared to the applicable Performance Universe. Management also noted each Municipal Fund’s improved performance over the past few years. Based on its review and management’s explanation, the board concluded that each Municipal Fund’s investment performance was acceptable.

Advisor profitability—Each board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to each Fund. Each board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to each Fund.

Economies of scale—Each board received and considered information from management regarding whether UBS Global AM realized economies of scale as each Fund’s assets grew, whether each Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Each board considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders.

Each board noted that each Fund’s Contractual Management Fee contained breakpoints. The relevant boards considered that each Fund’s asset level exceeded various breakpoint(s) and, as a result, each of these Funds and its shareholders realized certain economies of scale because the total expense ratio of each such Fund was lower than if no breakpoints had been in place. The boards also noted that, as discussed earlier, each Fund’s total expenses were below the relevant Expense

UBS RMA

Board approval of investment advisory and administration agreements (unaudited)

Group median and, in fact, except for UBS RMA Money Market Portfolio, were the lowest in its Expense Group. Accordingly, each board determined that economies of scale were in place that could be passed on to shareholders, including in the form of breakpoints to the management fee and operational efficiencies; however, each board recognized that the benefits of economies of scale were exceeded by the impact of UBS Global AM’s ongoing voluntary fee waivers and expense reimbursements.

Generally, in light of UBS Global AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the breakpoints currently in place, each board believed that UBS Global AM’s sharing of current economies of scale with each Fund it oversees was acceptable.

Other benefits to UBS Global AM—The boards considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Funds, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Funds and UBS Global AM’s ongoing commitment to the Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, each board approved the Investment Advisory and Administration Agreement for each Fund overseen by it. No single factor reviewed by the boards was identified by the boards as the principal factor in determining whether to approve the Investment Advisory and Administration Agreements. The Independent Board Members were advised by separate independent legal counsel throughout the process. The boards discussed the proposed continuance of the Investment Advisory and Administration Agreements in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Robert Sabatino Vice President (Taxable Funds) Elbridge T. Gerry III Vice President (Tax-Free Funds) Erin O. Houston Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S157

Money Market Fund

UBS Retirement Money Fund

Semiannual Report

December 31, 2014

UBS Retirement Money Fund

February 17, 2015

Dear shareholder,

We present you with the semiannual report for UBS Retirement Money Fund for the six months ended December 31, 2014.

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) continued to hold the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Fund’s yield remained low during the reporting period.

As of December 31, 2014, the Fund’s seven-day yield was 0.01% (after fee waivers and/or expense reimbursements), unchanged from what it was on June 30, 2014. (For more on the Fund’s performance, refer to “Performance and portfolio characteristics at a glance” on page 8.)

An interview with Portfolio Manager Robert Sabatino

Q.	How would you describe the economic environment during the reporting period?
A.

Growth accelerated to 5.0% during the third quarter of 2014, the highest rate since the third quarter of 2003. The Commerce Department’s initial estimate for fourth quarter GDP growth was 2.6%.[1] Looking back, the Commerce Department reported that first

UBS Retirement Money Fund

Investment goal:

Current income consistent with liquidity and conservation of capital.

Portfolio Manager:

Robert Sabatino UBS Global Asset Management (Americas) Inc.

Commencement:

July 2, 1988

1

[1]	Based on the Commerce Department’s initial estimate announced on January 30, 2015, after the reporting period had ended.

UBS Retirement Money Fund

quarter 2014 gross domestic product (“GDP”) contracted at a 2.1% seasonally-adjusted annualized rate. This was the first negative reading since the first quarter of 2011, and the downturn was partially attributed to severe winter weather in parts of the country. However, this proved to be a temporary setback for the economy, as GDP growth was 4.6% during the second quarter.

Q.	How did the Fed react to the economic environment?
A.	The Fed largely maintained its accommodative monetary policy during the six month reporting period. As stated above, the central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. In December 2013, the Fed had announced that it would begin paring back its monthly asset purchases, known as “quantitative easing” or QE. At its meetings in January, March, April, June, July and September 2014, the Fed said it would further taper its asset purchases, and at its meeting in October, the Fed said it had concluded its asset purchase program. Finally, at its meeting that concluded on December 17, 2014, the Fed said “Based on its current assessment, the Committee judges that it can be patient in beginning to normalize the stance of monetary policy.”

Q.	How did you position the Fund during the reporting period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM) throughout the six-month review period. When the reporting period began, the Fund had a WAM of 43 days. The Fund’s WAM ended the period at 45 days.

Q.	What level of portfolio diversification did you maintain during the reporting period?
A.	At the issuer level, we continued to maintain a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

2

UBS Retirement Money Fund

Q.	What types of securities did you emphasize over the period?
A.	Several adjustments were made to the Fund’s sector positioning during the six-month period. We increased the Fund’s exposure to US government and agency obligations and modestly added to its short-term corporate obligations and non-US government agency allocations. Conversely, we reduced our exposures to repurchase agreements, certificates of deposit and commercial paper. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

Q.	What factors do you believe will affect the Fund over the coming months?
A.	Even through the Fed concluded its third round of quantitative easing in 2014, we do not expect the federal funds rate to be raised from its historically low level until perhaps mid-2015. However, given sharply falling oil prices and moderating inflation, the Fed likely has the flexibility to delay its first rate hike, even if unemployment in the US continues to move lower. Turning to the US economy, we believe it will continue to expand in 2015, albeit at a relatively modest pace. We anticipate continuing to manage the Fund focusing on risk and liquidity.

In the last report to shareholders, we discussed the US Securities and Exchange Commission’s (“SEC”) adoption of new regulations for money market funds (while also proposing more changes to be adopted in the future). We noted that there is a transition period ranging until October 2016 (for the most significant changes). Our analysis of the impact of these changes continues, but we do see these regulatory changes as significantly impacting all money market funds going forward. We will communicate further to shareholders as the Fund transitions into compliance with the new laws.

3

UBS Retirement Money Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Mark E. Carver President UBS Retirement Money Fund Managing Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS Retirement Money Fund Managing Director UBS Global Asset Management (Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568, or by visiting our Web site at www.ubs.com/globalam-us.

4

UBS Retirement Money Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended December 31, 2014. The views and opinions in the letter were current as of February 17, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

5

UBS Retirement Money Fund

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, service fees (12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2014 to December 31, 2014.

Actual expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

6

UBS Retirement Money Fund

Understanding your Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value July 1, 2014	Ending account value[1] December 31, 2014	Expenses paid during period[2] 07/01/14 to 12/31/14	Expense ratio during the period
Actual	$1,000.00	$1,000.10	$0.66	0.13%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.55	0.66	0.13

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

7

UBS Retirement Money Fund

Performance and portfolio characteristics at a glance (unaudited)

Yields and characteristics	12/31/14	06/30/14	12/31/13
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.57)	(0.56)	(0.54)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.57)	(0.56)	(0.54)
Weighted average maturity[2]	45 days	43 days	41 days
Net assets (bn)	$0.6	$0.8	$1.0
Portfolio composition[3]	12/31/14	06/30/14	12/31/13
Commercial paper	40.7%	41.3%	49.0%
Certificates of deposit	18.7	21.2	17.3
Repurchase agreements	12.8	17.9	23.1
US government and agency obligations	25.0	17.3	8.8
Short-term corporate obligation	2.0	1.7	1.3
Non-US government agency	0.8	0.6	0.5
Other assets less liabilities	(0.0)[4]	0.0 [4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in UBS Retirement Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

8

UBS Retirement Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
US government and agency obligations—24.96%
Federal Farm Credit Bank 0.100%, due 06/18/15[1]	$5,000,000	$4,997,667
Federal Home Loan Bank
0.045%, due 01/02/15[1]	12,000,000	11,999,985
0.110%, due 01/09/15	6,000,000	6,000,069
0.070%, due 01/23/15[1]	6,000,000	5,999,743
0.020%, due 01/26/15[1]	6,000,000	5,999,917
0.085%, due 02/06/15[1]	8,450,000	8,449,282
0.050%, due 03/02/15[1]	26,000,000	25,997,833
0.115%, due 03/17/15[1]	5,045,000	5,043,791
0.180%, due 03/20/15[1]	4,000,000	3,998,440
0.120%, due 05/15/15[1]	20,000,000	19,991,067
Federal Home Loan Mortgage Corp.*
0.040%, due 01/28/15[1]	15,000,000	14,999,550
0.170%, due 11/04/15[1]	3,000,000	2,995,651
Federal National Mortgage Association*
0.500%, due 07/02/15	6,000,000	6,009,016
US Treasury Bill
0.046%, due 01/08/15[1]	15,000,000	14,999,867
US Treasury Notes
0.250%, due 02/15/15	10,000,000	10,002,621
0.250%, due 12/15/15	10,000,000	10,003,025
Total US government and agency obligations (cost—$157,487,524)		157,487,524
Certificates of deposit—18.70%
Banking-non-US—11.25%
Bank of Nova Scotia 0.294%, due 01/20/15[2]	3,000,000	3,000,000
HSBC Bank USA 0.255%, due 06/10/15	6,000,000	6,000,000
Mitsubishi UFJ Trust & Banking Corp. 0.210%, due 03/09/15	15,000,000	15,000,000
National Australia Bank Ltd. 0.231%, due 01/06/15[2]	5,000,000	5,000,000
Natixis 0.228%, due 01/05/15[2]	7,000,000	7,000,000

9

UBS Retirement Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Nordea Bank Finland 0.230%, due 05/20/15	$5,000,000	$5,000,000
Norinchukin Bank Ltd.
0.140%, due 01/05/15	3,000,000	3,000,000
0.170%, due 01/30/15	10,000,000	10,000,000
Oversea-Chinese Banking Corp. Ltd. 0.170%, due 01/29/15	13,000,000	12,999,996
Rabobank Nederland NV 0.279%, due 01/12/15[2]	4,000,000	4,000,000
		70,999,996
Banking-US—7.45%
BMO Harris Bank NA 0.230%, due 02/11/15	5,000,000	5,000,000
Branch Banking & Trust Co. 0.150%, due 01/06/15	8,000,000	8,000,000
Citibank N.A.
0.180%, due 01/05/15	10,000,000	10,000,000
0.250%, due 05/07/15	8,000,000	8,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	5,000,000	5,000,000
0.320%, due 10/28/15	6,000,000	6,000,000
Wells Fargo Bank N.A. 0.230%, due 04/08/15	5,000,000	5,000,000
		47,000,000
Total certificates of deposit (cost—$117,999,996)		117,999,996
Commercial paper[1]—40.73%
Asset backed-miscellaneous—22.19%
Albion Capital LLC
0.200%, due 01/15/15	8,000,000	7,999,378
0.200%, due 01/21/15	11,000,000	10,998,778
Antalis US Funding Corp. 0.160%, due 01/13/15	10,000,000	9,999,467
Atlantic Asset Securitization LLC 0.130%, due 01/09/15	15,000,000	14,999,567
CAFCO LLC 0.200%, due 03/18/15	7,000,000	6,997,044

10

UBS Retirement Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Commercial paper[1]— (continued)
Asset backed-miscellaneous—(concluded)
Cancara Asset Securitisation LLC 0.150%, due 01/06/15	$15,000,000	$14,999,687
Gotham Funding Corp.
0.160%, due 01/28/15	10,000,000	9,998,800
0.180%, due 01/29/15	6,000,000	5,999,160
Liberty Street Funding LLC 0.140%, due 01/20/15	8,000,000	7,999,409
LMA Americas LLC 0.220%, due 01/08/15	11,000,000	10,999,529
Manhattan Asset Funding Co. LLC
0.150%, due 01/02/15	9,000,000	8,999,963
0.220%, due 03/10/15	10,000,000	9,995,844
Regency Markets No. 1 LLC 0.180%, due 01/20/15	10,000,000	9,999,050
Victory Receivables Corp. 0.160%, due 01/22/15	10,000,000	9,999,067
		139,984,743
Banking-non-US—5.70%
ASB Finance Ltd. 0.254%, due 01/23/15[2]	5,000,000	5,000,000
Caisse Centrale Desjardins
0.150%, due 01/05/15	3,000,000	2,999,950
0.155%, due 01/15/15	10,000,000	9,999,397
Natixis 0.050%, due 01/02/15	8,000,000	7,999,989
Nordea Bank AB 0.220%, due 04/14/15	10,000,000	9,993,705
		35,993,041
Banking-US—3.80%
Fortis Funding LLC 0.020%, due 01/02/15	20,000,000	19,999,989
PNC Bank N.A. 0.300%, due 07/06/15	4,000,000	3,993,800
		23,993,789

11

UBS Retirement Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Commercial paper[1]— (concluded)
Energy-integrated—1.74%
CNPC Finance HK Ltd. 0.380%, due 01/13/15	$11,000,000	$10,998,607
Finance-captive automotive—2.38%
Toyota Motor Credit Corp.
0.140%, due 02/09/15	10,000,000	9,998,483
0.210%, due 04/27/15	5,000,000	4,996,617
		14,995,100
Finance-non-captive diversified—2.54%
General Electric Capital Corp.
0.210%, due 01/05/15	8,000,000	7,999,813
0.200%, due 02/02/15	8,000,000	7,998,578
		15,998,391
Insurance-life—2.38%
MetLife Short Term Funding LLC 0.120%, due 01/30/15	15,000,000	14,998,550
Total commercial paper (cost—$256,962,221)		256,962,221
Short-term corporate obligation—2.06%
Banking-non-US—2.06%
Barclays Bank PLC 0.360%, due 02/05/15[3] (cost—$13,000,000)	13,000,000	13,000,000
Non-US government agency—0.79%
Export Development Canada 0.190%, due 01/02/15[2,4] (cost—$5,000,000)	5,000,000	5,000,000
Repurchase agreements—12.78%
Repurchase agreement dated 12/31/14 with Barclays Capital, Inc., 0.050% due 01/02/15, collateralized by $51,143,900 US Treasury Note, 1.625% due 12/31/19; (value—$51,000,083); proceeds: $50,000,139	50,000,000	50,000,000

12

UBS Retirement Money Fund

Statement of net assets—December 31, 2014 (unaudited)

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/14 with Goldman Sachs & Co., 0.070% due 01/02/15, collateralized by $31,281,000 Federal Home Loan Mortgage Corp. obligations, 2.080% due 05/22/23; (value—$30,702,719); proceeds: $30,100,117	$30,100,000	$30,100,000
Repurchase agreement dated 12/31/14 with State Street Bank and Trust Co., 0.000% due 01/02/15, collateralized by $540,523 Federal Home Loan Mortgage Corp. obligations, 2.000% due 11/02/22; (value—$513,598); proceeds: $503,000	503,000	503,000
Total repurchase agreements (cost—$80,603,000)		80,603,000
Total investments (cost — $631,052,741 which approximates cost for federal income tax purposes)—100.02%		631,052,741
Liabilities in excess of other assets—(0.02)%		(117,448)
Net assets (applicable to 630,932,541 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$630,935,293

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$157,487,524	$—	$157,487,524
Certificates of deposit	—	117,999,996	—	117,999,996
Commercial paper	—	256,962,221	—	256,962,221
Short-term corporate obligation	—	13,000,000	—	13,000,000
Non-US government agency	—	5,000,000	—	5,000,000
Repurchase agreements	—	80,603,000	—	80,603,000
Total	$—	$631,052,741	$—	$631,052,741

13

UBS Retirement Money Fund

Statement of net assets—December 31, 2014 (unaudited)

At December 31, 2014, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments
United States	76.1%
Japan	6.8
Canada	3.3
United Kingdom	3.0
France	2.4
Singapore	2.1
China	1.7
Sweden	1.6
Australia	0.8
Finland	0.8
New Zealand	0.8
Netherlands	0.6
Total	100.0%

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

[2]

Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2014 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]	Illiquid security as of December 31, 2014.

[4]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represent 0.79% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

14

See accompanying notes to financial statements

UBS Retirement Money Fund

Statement of operations

For the six months ended December 31, 2014 (unaudited)

Investment income:
Interest	$508,508

Expenses:
Investment advisory and administration fees	1,513,584
Service fees	528,235
Transfer agency and related services fees	321,808
Professional fees	68,952
Reports and notices to shareholders	38,001
Custody and accounting fees	34,111
State registration fees	32,419
Directors’ fees	15,886
Insurance fees	13,592
Other expenses	16,282
2,582,870
Fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	(2,109,613)
Net expenses	473,257
Net investment income	35,251
Net realized gain	929
Net increase in net assets resulting from operations	$36,180

15

See accompanying notes to financial statements

UBS Retirement Money Fund

Statement of changes in net assets

	For the six months ended December 31, 2014 (unaudited)	For the year ended June 30, 2014
From operations:
Net investment income	$35,251	$104,536
Net realized gain (loss)	929	(75)
Net increase in net assets resulting from operations	36,180	104,461
Dividends to shareholders from:
Net investment income	(35,251)	(104,536)
Net decrease in net assets from capital stock transactions	(146,081,112)	(533,091,266)
Net decrease in net assets	(146,080,183)	(533,091,341)
Net assets:
Beginning of period	777,015,476	1,310,106,817
End of period	$630,935,293	$777,015,476
Accumulated undistributed net investment income	$—	$—

16

See accompanying notes to financial statements

This page intentionally left blank.

17

UBS Retirement Money Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended December 31, 2014 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.000 [2]
Dividends from net investment income	(0.000)[2]
Distributions from net realized gains	—
Total dividends and distributions	(0.000)[2]
Net asset value, end of period	$1.00
Total investment return[3]	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.73%[4]
Expenses after fee waivers and/or expense reimbursements	0.13%[4]
Net investment income	0.01%[4]
Supplemental data:
Net assets, end of period (in millions)	$631

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Annualized.

18

See accompanying notes to financial statements

Years ended June 30,
2014	2013	2012	2011[1]	2010
$1.00	$1.00	$1.00	$1.00	$1.00
0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
—	—	—	(0.000)[2]	(0.000)[2]
(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
$1.00	$1.00	$1.00	$1.00	$1.00
0.01%	0.01%	0.01%	0.01%	0.01%

0.68%	0.66%	0.67%	0.72%	0.74%
0.14%	0.20%	0.19%	0.26%	0.27%
0.01%	0.01%	0.01%	0.01%	0.01%

$777	$1,310	$1,326	$1,418	$1,551

19

See accompanying notes to financial statements

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) was incorporated in the state of Maryland on July 2, 1982 and is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end, diversified management investment company. The Corporation is a series mutual fund and currently has three portfolios: UBS Retirement Money Fund (the “Fund”), UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio. The financial statements for UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are not included herein.

The Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Fund attempts to maintain a stable net asset value of $1.00 per share; the Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. As with any money market fund, there is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The

20

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Statement of net assets.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements

21

UBS Retirement Money Fund

Notes to financial statements (unaudited)

involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the Investment Company Act or the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such

22

UBS Retirement Money Fund

Notes to financial statements (unaudited)

amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

The Fund’s Board of Directors has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

At December 31, 2014, the Fund is owed $5,680 by UBS Global AM for investment advisory and administration fees, net of fee waivers/expense reimbursements.

UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended December 31, 2014, UBS Global AM voluntarily waived investment advisory and administration fees and reimbursed additional expenses totaling $1,581,378; such amount is not subject to future recoupment.

23

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Under normal conditions, the Fund invests cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by UBS Global AM. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Fund may conduct transactions, resulting in him being an interested board member of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended December 31, 2014, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having an aggregate value of $153,986,418. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a

24

UBS Retirement Money Fund

Notes to financial statements (unaudited)

commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Distribution plan

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of the Fund’s shares and has appointed UBS Financial Services Inc. as dealer for the sale of those shares. Under the plan of distribution, the Fund pays UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly, at an annual rate of up to 0.15% of the Fund’s average daily net assets. The Fund currently pays service fees to UBS Global AM (US) at the maximum annual rate of 0.15% of average daily net assets. UBS Global AM (US) has undertaken to waive fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At December 31, 2014, given the impact of voluntary fee waivers, the Fund did not owe UBS Global AM (US) for service fees. For the six months ended December 31, 2014, UBS Global AM (US) voluntarily waived $528,235 of service fees; such amount is not subject to future recoupment.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund.

For the six months ended December 31, 2014, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $189,483 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all

25

UBS Retirement Money Fund

Notes to financial statements (unaudited)

times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Fund’s lending agent. At December 31, 2014, the Fund did not have any securities on loan.

Other liabilities and components of net assets

At December 31, 2014, the Fund had the following liabilities outstanding:

Dividends payable to shareholders	$1,839
Other accrued expenses*	235,023

*	Excludes investment advisory and administration fees.

At December 31, 2014, the components of net assets were as follows:

Accumulated paid in capital	$630,938,797
Accumulated net realized loss	(3,504)
Net assets	$630,935,293

26

UBS Retirement Money Fund

Notes to financial statements (unaudited)

Common stock

There are 20 billion shares of $0.001 par value common stock authorized. Transactions in shares of common stock, at $1.00 per share, were as follows:

	For the six months ended December 31, 2014	For the year ended June 30, 2014
Shares sold	594,675,272	2,414,654,397
Shares repurchased	(740,788,340)	(2,947,842,161)
Dividends reinvested	31,956	96,498
Net decrease in shares outstanding	(146,081,112)	(533,091,266)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended December 31, 2014 and the fiscal year ended June 30, 2014 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending June 30, 2015.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded, as of December 31, 2014, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as

27

UBS Retirement Money Fund

Notes to financial statements (unaudited)

income tax expense in the Statement of operations. During the six months ended December 31, 2014, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2014, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM expects to update shareholders further regarding the impact of these changes on the Fund in advance of the October 2016 deadline.

28

UBS Retirement Money Fund

General Information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

In addition, the Fund discloses, on a monthly basis: (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Fund at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

29

UBS Retirement Money Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of the board of UBS RMA Money Fund Inc. (the “Corporation”) on July 15-16, 2014, the members of the board, including the directors who are not “interested persons” of the Corporation (“Independent Directors”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the investment advisory and administration agreement (the “Investment Advisory and Administration Agreement”) of the Corporation with respect to its series, UBS Retirement Money Fund (the “Fund”), with UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including information about UBS Global AM as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Directors discussed the materials initially provided by management on several occasions prior to the scheduled board meeting. The Independent Directors also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At these sessions the Independent Directors were joined by their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS Global AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular

30

UBS Retirement Money Fund

Board approval of investment advisory and administration agreement (unaudited)

meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS Global AM responsible for the Fund and had previously met with and received information regarding the person primarily responsible for the day-to-day management of the Fund. The board recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS Global AM on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS Global AM had approximately $158 billion in assets under management as of March 31, 2014 and was part of the UBS Global Asset Management Division, which had approximately $674 billion in assets under management worldwide as of March 31, 2014. The board also was cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

31

UBS Retirement Money Fund

Board approval of investment advisory and administration agreement (unaudited)

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

The comparative Lipper information showed that the Fund’s Contractual Management Fee and Actual Management Fee were slightly above the median, while total expenses were below the median (lowest in the Expense Group) in the Fund’s Expense Group for the comparison periods utilized in the Lipper report. (Below median expenses represents fees or expenses that are lower relative to the median and above median expenses represents fees or expenses that are higher relative to the median of the funds in the Expense Group.)

32

UBS Retirement Money Fund

Board approval of investment advisory and administration agreement (unaudited)

In light of the foregoing, the board determined that the management fee was reasonable in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2014 and (b) annualized performance information for each year in the ten-year period ended April 30, 2014. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also received updated supplemental data showing the Fund’s performance through May 31, 2014. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was at the median for the one-, three- and five-year periods and below the median for the ten-year period and since inception. (Below median performance represents performance that is worse relative to the median and above median performance represents performance that is better relative to the median.) Management noted that the Fund’s performance had improved over recent periods. Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

33

UBS Retirement Money Fund

Board approval of investment advisory and administration agreement (unaudited)

Economies of scale—The board received and considered information from management regarding whether UBS Global AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that the Fund’s Contractual Management Fee contained breakpoints. The board considered that the Fund’s asset level exceeded various breakpoints and, as a result, the Fund and its shareholders realized certain economies of scale because the total expense ratio of the Fund was lower than if no breakpoints had been in place. The board also noted that, as discussed earlier, the Fund’s total expenses were below the median and, in fact, the lowest in its Expense Group. Accordingly, the board determined that economies of scale were in place that could be passed on to shareholders, including in the form of breakpoints to the management fee and operational efficiencies; however, the board recognized that the benefits of economies of scale were exceeded by the impact of UBS Global AM’s ongoing voluntary fee waivers and expense reimbursements.

Generally, in light of UBS Global AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the breakpoints currently in place, the board believed that UBS Global AM’s sharing of current economies of scale with the Fund was acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

34

UBS Retirement Money Fund

Board approval of investment advisory and administration agreement (unaudited)

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in private sessions with its independent legal counsel at which no representatives of UBS Global AM were present.

35

This page intentionally left blank.

36

Directors

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary	Thomas Disbrow Vice President and Treasurer Robert Sabatino Vice President

Investment Advisor and Administrator

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S032

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 9, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 9, 2015